UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — 69.7%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$853,406

British Pound — 5.1%
United Kingdom Treasury
GBP	3,400,000	4.250	03/07/11	6,234,959
	5,140,000	8.000	09/27/13	11,533,891
	1,300,000	8.750	08/25/17	3,297,580
	640,000	8.000	06/07/21	1,633,888
	4,750,000	4.250	06/07/32	8,841,056
	1,500,000	4.250	03/07/36	2,818,251
	700,000	4.250	12/07/55	1,375,464

				35,735,089

Canadian Dollar — 1.6%
Government of Canada
CAD	3,600,000	6.000	06/01/08	3,285,044
	3,900,000	4.500	06/01/15	3,491,287
	4,350,000	5.750	06/01/29	4,582,126

				11,358,457

Danish Krone — 0.5%
Kingdom of Denmark
DKK	20,000,000	6.000	11/15/09	3,667,046

Euro — 38.8%
Federal Republic of Germany
EUR	30,000,000	0.000 (a)	09/13/06	38,194,012
	14,250,000	5.250	01/04/08	18,636,693
	35,550,000	3.500	04/08/11	45,037,887
	3,450,000	3.250	07/04/15	4,201,557
	4,750,000	6.250	01/04/24	7,651,454
	4,400,000	4.750	07/04/28	6,066,429
	7,700,000	4.750	07/04/34	10,714,886
	50,000	4.000	01/04/37	61,792
Government of France
	18,300,000	5.250	04/25/08	24,042,769
	3,400,000	3.500	04/25/15	4,218,629
	5,300,000	5.500	04/25/29	8,041,560
Kingdom of Belgium
	17,500,000	5.000	09/28/12	23,826,861
Kingdom of Spain
	2,000,000	6.000	01/31/08	2,644,898
	2,950,000	4.200	07/30/13	3,852,417
	10,000,000	4.400	01/31/15	13,225,704
Kingdom of The Netherlands
	19,900,000	3.750	07/15/09	25,526,115
	1,800,000	4.250	07/15/13	2,360,165
Republic of Austria
	13,650,000	3.500	07/15/15	16,919,782
Republic of Italy
	3,650,000	5.500	11/01/10	4,980,060
	7,500,000	6.000	05/01/31	11,638,020

				271,841,690

Japanese Yen — 22.1%
Government of Japan
JPY	4,475,000,000	0.900	12/22/08	39,024,248
	600,000,000	0.800	09/20/09	5,189,653
	4,630,000,000	0.800	12/20/10	39,511,918

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Japanese Yen — (continued)
JPY	1,000,000,000	1.300%	06/20/12	$8,602,050
	2,305,000,000	1.000	06/20/13	19,235,215
	2,605,000,000	1.400	12/20/15	21,737,054
	1,825,000,000	1.900	03/20/24	15,052,362
	785,000,000	2.500	09/20/34	6,773,753

				155,126,253

Polish Zloty — 1.2%
Poland Government Bond
PLN	25,900,000	5.750	03/24/10	8,492,005

Swedish Krona — 0.3%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,826,656

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$488,900,602

Corporate Bonds — 4.8%
Banks — 1.8%
Banca Popolare di Bergamo Capital Trust(b)
EUR	1,180,000	8.364%	08/15/49	$1,735,844
Bank of America Corp.
	$150,000	7.250	10/15/25	166,695
Citicorp
	100,000	7.200	06/15/07	101,233
DEM	4,500,000	6.250	09/19/09	3,121,464
Credit Suisse First Boston London(b)
	$1,330,000	7.900	05/01/47	1,351,179
HSBC Holdings PLC
	920,000	6.500	05/02/36	931,340
Instituto de Credito Oficial MTN
	2,100,000	4.625	10/26/10	2,051,116
Merita Bank Ltd.
	1,010,000	6.500	04/01/09	1,035,122
National Westminster Bank PLC(b)
	370,000	7.750	10/16/48	379,111
Resona Bank Ltd. MTN(b)
EUR	1,180,000	3.750	04/15/15	1,478,187
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.625	11/21/13	723,889

				13,075,180

Capital Goods — 0.3%
Bombardier, Inc.(c)
	250,000	6.300	05/01/14	220,313
	360,000	7.450	05/01/34	301,050
Tyco International Group SA
EUR	1,440,000	6.125	04/04/07	1,865,613

				2,386,976

Consumer Noncyclical — 0.2%
Imperial Tobacco Overseas BV
	$1,410,000	7.125	04/01/09	1,454,664

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Energy — 0.6%
FirstEnergy Corp.
	$102,000	5.500%	11/15/06	$101,962
NGG Finance PLC
EUR	1,520,000	5.250	08/23/06	1,943,547
TXU Corp. Series O
	$2,060,000	4.800	11/15/09	1,976,846

				4,022,355

Financial Companies — 0.3%
Countrywide Home Loan MTN
	710,000	4.250	12/19/07	697,578
PHH Corp.
	1,233,000	6.000	03/01/08	1,229,940

				1,927,518

Insurance — 0.2%
CNA Financial Corp.
	420,000	6.600	12/15/08	428,588
Endurance Specialty Holdings Ltd.
	20,000	7.000	07/15/34	18,338
SL Finance PLC(b)
EUR	540,000	6.375	07/12/22	753,464

				1,200,390

Telecommunications — 1.3%
AT&T Corp.(b)
	230,000	6.000	11/21/06	295,947
Bell Atlantic New Jersey, Inc.
	$65,000	8.000	06/01/22	70,304
Clear Channel Communications, Inc.
	900,000	8.000	11/01/08	935,072
Comcast Cable Communications
	1,900,000	8.375	05/01/07	1,937,974
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	211,761
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,778,098
Deutsche Telekom International Finance BV
	230,000	8.250	06/15/30	269,203
Olivetti Finance NV
EUR	510,000	7.750	01/24/33	786,395
Sprint Capital Corp.
	$1,260,000	4.780	08/17/06	1,259,627
Verizon Global Funding Corp.
	1,380,000	6.125	06/15/07	1,386,547

				8,930,928

Transportation — 0.1%
OeBB Infrastruktur Bau AG
	810,000	4.750	10/28/13	775,492

TOTAL CORPORATE BONDS				$33,773,503

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Asset-Backed Securities(b) — 0.4%
Mortgages — 0.4%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
$1,068,116	5.630%	12/15/33	$1,071,179
First Horizon ABS Trust Series 2004-HE3, Class A
1,041,802	5.675	10/25/34	1,045,159
Fremont Home Loan Trust Series 2004-4, Class 2A2
639,963	5.665	03/25/35	640,763

			2,757,101

TOTAL ASSET-BACKED SECURITIES			$2,757,101

Mortgage-Backed Obligations(b) — 1.5%
CMOs — 0.4%
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
$2,415,291	5.588%	03/20/46	$2,418,011

Home Equity — 1.1%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
398,164	5.755	10/25/34	399,021
Countrywide Alternative Loan Trust Series 2005-82, Class A1
6,151,955	5.655	02/25/36	6,160,752
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,293,897	5.550	11/20/34	1,294,797

			7,854,570

TOTAL MORTGAGE-BACKED OBLIGATIONS			$10,272,581

U.S. Treasury Obligations — 11.4%
Sovereign — 11.4%
United States Treasury Bonds
$4,190,000	4.250%	08/15/13	$4,020,598
13,460,000	4.250	08/15/15	12,755,450
12,850,000	7.500	11/15/24	16,352,782
United States Treasury Inflation Protected Securities(d)
1,562,143	3.375	01/15/12	1,642,324
2,695,957	1.875	07/15/15	2,581,163
2,696,886	2.500	07/15/16	2,717,954
United States Treasury Notes
25,750,000	2.625	05/15/08	24,717,992
4,070,000	4.250	11/15/13	3,898,775
10,800,000	4.000	02/15/15	10,081,973
1,680,000	4.125	05/15/15	1,580,381

			80,349,392

TOTAL U.S. TREASURY OBLIGATIONS			$80,349,392

Agency Debentures — 6.2%
FHLB
$25,000,000	5.125%	06/13/08	$24,932,825
FHLMC
6,250,000	5.000	02/08/08	6,216,181
11,600,000	4.125	07/12/10	11,142,579

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Agency Debentures — (continued)
FNMA
$1,450,000	3.550%	11/16/07	$1,417,780

TOTAL AGENCY DEBENTURES			$43,709,365

	Dividend
Shares	Rate	Value
Preferred Stock(b) — 0.2%
BCI US Funding Trust II
870,000	4.690	$1,134,121

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 6.5%
State Street Bank & Trust Euro — Time Deposit
$45,506,000	4.850%	08/01/06	$45,506,000

TOTAL INVESTMENTS — 100.7%			$706,402,665

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%			(4,597,250)

NET ASSETS — 100.0%			$701,805,415

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description
AUD	= Australian Dollar
CAD	= Canadian Dollar
DEM	= German Mark
DKK	= Danish Krone
EUR	= Euro Currency
GBP	= British Pounds
JPY	= Japanese Yen
PLN	= Polish Zloty
SEK	= Swedish Krona

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities have been determined to be illiquid by the Investment Adviser. Total market value of illiquid Rule 144A securities amounts to $521,363, which represents approximately 0.001% of net assets as of July 31, 2006.

(d) Treasury Inflation Protected Securities — a Treasury note or bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviations:
CMOs	— Collateralized Mortgage Obligations
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
MTN	— Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Australian Dollar	09/20/2006	$10,882,000	$11,129,036	$247,036
Australian Dollar	09/20/2006	6,545,000	6,551,823	6,823
Canadian Dollar	09/20/2006	6,297,000	6,341,512	44,512
Canadian Dollar	09/20/2006	6,183,695	6,124,759	(58,936)
Canadian Dollar	09/20/2006	5,825,000	5,699,136	(125,864)
Chilean Peso	08/07/2006	323,000	322,061	(939)
Chilean Peso	08/17/2006	2,214,000	2,217,260	3,260
Chilean Peso	08/16/2006	637,315	627,651	(9,664)
Euro	09/20/2006	23,068,000	23,231,510	163,510
Euro	09/20/2006	6,228,000	6,363,025	135,025
Euro	09/20/2006	5,020,000	5,078,154	58,154
Euro	09/20/2006	23,298,000	23,199,491	(98,509)
British Pound	09/20/2006	24,360,000	24,573,922	213,922
British Pound	08/16/2006	7,355,315	7,415,080	59,765
British Pound	08/16/2006	400,311	405,210	4,899
British Pound	08/16/2006	7,868,966	7,815,918	(53,048)
Israeli Shekel	09/20/2006	1,741,982	1,781,179	39,197
Israeli Shekel	09/20/2006	2,861,562	2,895,471	33,909
Israeli Shekel	09/20/2006	1,351,352	1,383,753	32,401
Israeli Shekel	09/20/2006	943,327	963,107	19,780
Israeli Shekel	09/20/2006	929,579	948,732	19,153
Mexican Peso	09/20/2006	1,500,083	1,564,734	64,651
Mexican Peso	09/20/2006	1,073,000	1,072,992	(8)
Mexican Peso	09/20/2006	1,027,000	1,026,515	(485)
New Zealand Dollar	09/20/2006	5,000,000	5,001,148	1,148
New Zealand Dollar	09/20/2006	5,972,000	5,936,636	(35,364)
Norwegian Krone	09/20/2006	6,297,000	6,413,469	116,469
Norwegian Krone	09/20/2006	11,680,785	11,733,987	53,202
Norwegian Krone	09/20/2006	5,286,420	5,333,599	47,179
Norwegian Krone	09/20/2006	11,742,540	11,733,987	(8,553)
Russian Ruble	08/18/2006	3,868,193	3,886,872	18,679
Russian Ruble	08/30/2006	925,210	931,915	6,705
Russian Ruble	09/01/2006	1,990,182	1,991,270	1,088
Russian Ruble	09/15/2006	2,074,333	2,081,465	7,132
Russian Ruble	09/27/2006	2,557,248	2,585,237	27,989
Russian Ruble	10/06/2006	2,074,333	2,081,322	6,989
Russian Ruble	10/11/2006	714,210	715,547	1,337
Russian Ruble	11/20/2006	499,909	502,544	2,635
Russian Ruble	11/30/2006	829,431	831,864	2,433
Russian Ruble	12/04/2006	830,051	831,857	1,806
Russian Ruble	12/15/2006	1,405,950	1,410,555	4,605
Russian Ruble	12/15/2006	1,402,809	1,410,555	7,746
Singapore Dollar	09/20/2006	4,991,000	5,023,687	32,687
Singapore Dollar	09/20/2006	18,245,123	18,400,008	154,885
Singapore Dollar	09/20/2006	5,224,226	5,229,147	4,921
South African Rand	09/20/2006	1,714,496	1,767,981	53,485
South African Rand	09/20/2006	1,412,320	1,434,550	22,230
South African Rand	09/20/2006	608,000	613,385	5,385
South African Rand	09/20/2006	150,500	149,712	(788)
South African Rand	09/20/2006	150,500	149,420	(1,080)
South Korean Won	08/08/2006	419,319	412,948	(6,371)
South Korean Won	08/08/2006	972,718	967,462	(5,256)
South Korean Won	08/17/2006	199,219	194,004	(5,215)
South Korean Won	08/23/2006	256,188	253,099	(3,089)
South Korean Won	08/24/2006	289,916	286,338	(3,578)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

South Korean Won	09/01/2006	1,214,000	1,212,505	(1,495)
South Korean Won	09/12/2006	1,278,000	1,279,206	1,206
South Korean Won	09/26/2006	14,489	14,374	(115)
Swedish Krona	09/20/2006	5,429,986	5,477,658	47,672
Swedish Krona	09/20/2006	5,972,000	6,091,092	119,092
Swiss Franc	09/20/2006	5,286,420	5,248,357	(38,063)
Swiss Franc	09/20/2006	19,175,680	19,158,441	(17,239)
Swiss Franc	09/20/2006	5,020,000	5,015,159	(4,841)
Taiwan Dollar	08/08/2006	547,206	527,461	(19,745)
Taiwan Dollar	10/12/2006	1,495,652	1,481,306	(14,346)
Taiwan Dollar	10/19/2006	798,024	798,962	938
Thailand Baht	08/02/2006	942,794	935,992	(6,802)
Thailand Baht	08/24/2006	472,494	480,435	7,941
Thailand Baht	08/24/2006	522,000	521,235	(765)
Thailand Baht	10/13/2006	1,573,000	1,570,147	(2,853)
Thailand Baht	10/18/2006	809,537	811,397	1,860
Thailand Baht	11/02/2006	106,289	106,246	(43)
Yuan Renminbi	08/09/2006	1,307,143	1,290,756	(16,387)
Yuan Renminbi	08/16/2006	119,549	118,054	(1,495)
Yuan Renminbi	08/16/2006	1,707,646	1,698,263	(9,383)
Yuan Renminbi	09/05/2006	1,368,250	1,368,112	(138)
Yuan Renminbi	09/22/2006	3,393,319	3,363,777	(29,542)
Yuan Renminbi	10/10/2006	1,284,376	1,284,944	568

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$307,555,470	$308,881,480	$1,326,010

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Australian Dollar	09/20/2006	$291,513	$301,475	$(9,962)
Australian Dollar	09/20/2006	6,522,000	6,647,999	(125,999)
Australian Dollar	10/18/2006	789,919	802,714	(12,795)
Canadian Dollar	09/20/2006	10,040,000	9,853,984	186,016
Canadian Dollar	09/20/2006	5,012,000	4,925,506	86,494
Canadian Dollar	09/20/2006	5,972,000	5,979,382	(7,382)
Canadian Dollar	09/20/2006	6,228,000	6,265,961	(37,961)
Canadian Dollar	09/20/2006	6,522,000	6,505,241	16,759
Canadian Dollar	10/12/2006	12,459,266	12,379,116	80,150
Chilean Peso	08/16/2006	365,000	352,918	12,082
Chilean Peso	08/17/2006	1,535,000	1,537,799	(2,799)
Chilean Peso	08/17/2006	568,000	569,151	(1,151)
Chilean Peso	08/21/2006	728,183	703,386	24,797
Chilean Peso	09/21/2006	373,722	376,972	(3,250)
Chilean Peso	09/29/2006	757,734	767,328	(9,594)
Chilean Peso	10/11/2006	1,043,000	1,040,782	2,218
Chilean Peso	10/17/2006	597,267	597,591	(324)
Danish Krone	09/25/2006	4,036,339	4,067,514	(31,175)
Euro	08/30/2006	237,054,021	240,542,629	(3,488,608)
Euro	08/30/2006	38,168,181	38,273,031	(104,850)
Euro	08/30/2006	8,212,900	8,286,084	(73,184)
Euro	09/20/2006	5,286,420	5,275,421	10,999
Euro	09/20/2006	1,044,306	1,043,124	1,182
Euro	09/20/2006	1,044,135	1,043,124	1,011

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

Euro	09/20/2006	1,252,142	1,260,707	(8,565)
Euro	09/20/2006	14,981,000	15,141,600	(160,600)
Euro	09/20/2006	2,311,395	2,330,392	(18,997)
Euro	09/20/2006	11,229,934	11,367,161	(137,227)
Euro	09/20/2006	12,269,000	12,449,586	(180,586)
Euro	09/20/2006	2,863,363	2,909,232	(45,869)
Euro	09/20/2006	22,611,209	22,903,429	(292,220)
British Pound	08/16/2006	30,126,108	29,903,863	222,245
British Pound	08/16/2006	4,598,524	4,542,005	56,519
British Pound	08/16/2006	7,309,120	7,410,788	(101,668)
British Pound	08/16/2006	10,295,337	10,420,620	(125,283)
British Pound	09/20/2006	17,713,701	17,925,772	(212,071)
British Pound	09/20/2006	4,991,000	5,058,640	(67,640)
British Pound	09/20/2006	5,825,000	5,886,395	(61,395)
British Pound	09/20/2006	6,228,000	6,365,814	(137,814)
Hong Kong Dollar	09/20/2006	1,590,081	1,588,594	1,487
Hong Kong Dollar	09/20/2006	1,587,956	1,586,983	973
Hong Kong Dollar	09/20/2006	995,091	994,751	340
Hungarian Forint	09/20/2006	903,735	883,991	19,744
Japanese Yen	08/31/2006	153,909,673	155,188,682	(1,279,009)
Japanese Yen	09/20/2006	14,001,592	13,944,354	57,238
Japanese Yen	09/20/2006	5,046,000	5,097,186	(51,186)
Japanese Yen	09/20/2006	4,477,908	4,451,341	26,567
New Zealand Dollar	09/20/2006	15,362,521	15,271,774	90,747
New Zealand Dollar	09/20/2006	7,754,556	7,693,300	61,256
New Zealand Dollar	09/20/2006	6,545,000	6,542,252	2,748
New Zealand Dollar	09/20/2006	4,166,942	4,234,751	(67,809)
New Zealand Dollar	09/20/2006	5,046,000	5,157,475	(111,475)
New Zealand Dollar	09/20/2006	2,915,184	3,038,638	(123,454)
Norwegian Krone	09/20/2006	5,012,000	5,040,712	(28,712)
Norwegian Krone	09/20/2006	6,228,000	6,449,720	(221,720)
Norwegian Krone	09/20/2006	6,522,000	6,640,929	(118,929)
Polish Zloty	09/13/2006	8,829,564	8,955,572	(126,008)
Russian Ruble	11/20/2006	529,563	532,118	(2,555)
Russian Ruble	11/20/2006	99,616	100,022	(406)
Singapore Dollar	09/20/2006	5,020,000	5,058,360	(38,360)
Singapore Dollar	09/20/2006	5,972,000	6,033,448	(61,448)
South African Rand	09/20/2006	1,621,266	1,599,497	21,769
South African Rand	09/20/2006	301,000	296,453	4,547
South African Rand	09/20/2006	37,680	40,010	(2,330)
South African Rand	09/20/2006	2,265,476	2,358,333	(92,857)
South African Rand	09/20/2006	445,000	470,886	(25,886)
South Korean Won	08/08/2006	137,231	135,326	1,905
South Korean Won	08/17/2006	870,704	864,603	6,101
South Korean Won	08/23/2006	17,487	17,485	2
South Korean Won	08/24/2006	1,883,503	1,867,953	15,550
South Korean Won	09/12/2006	1,864,000	1,855,305	8,695
South Korean Won	09/26/2006	1,875,704	1,876,393	(689)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain/(Loss)

South Korean Won	10/05/2006	1,426,537	1,429,517	(2,980)
South Korean Won	10/12/2006	1,737,824	1,724,679	13,145
South Korean Won	10/26/2006	1,869,746	1,873,939	(4,193)
Swedish Krona	09/20/2006	5,825,000	5,797,847	27,153
Swedish Krona	09/21/2006	1,560,974	1,585,255	(24,281)
Swiss Franc	09/20/2006	5,891,000	5,878,868	12,132
Swiss Franc	09/20/2006	6,522,000	6,566,134	(44,134)
Swiss Franc	09/20/2006	6,545,000	6,567,653	(22,653)
Thailand Baht	08/02/2006	106,275	106,251	24
Thailand Baht	08/02/2006	814,290	829,740	(15,450)
Thailand Baht	08/24/2006	1,359,599	1,379,900	(20,301)
Thailand Baht	10/13/2006	421,128	424,941	(3,813)
Taiwan Dollar	10/12/2006	2,295,324	2,266,596	28,728
Taiwan Dollar	10/18/2006	2,286,000	2,283,648	2,352
Taiwan Dollar	10/19/2006	2,367,000	2,377,801	(10,801)
Yuan Renminbi	08/09/2006	174,000	173,148	852
Yuan Renminbi	08/09/2006	235,000	233,672	1,328

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$824,526,469	$831,381,022	$(6,854,553)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale)	Date	Current Value	Current Value	Gain/(Loss)

Czech Koruna/Euro	09/20/2006	$1,498,521	$1,486,270	$(12,251)
	09/20/2006	1,504,653	1,498,521	(6,132)
	09/20/2006	2,107,600	2,116,156	8,556
	09/20/2006	2,118,630	2,107,600	(11,030)
Euro/Hungarian Forint	09/20/2006	864,242	865,821	1,579
	09/20/2006	839,437	864,242	24,805
	09/20/2006	1,039,837	1,047,139	7,302
	09/20/2006	1,089,236	1,039,837	(49,399)
	09/20/2006	1,050,372	1,059,956	9,584
	09/20/2006	1,091,319	1,050,372	(40,947)
Euro/Polish Zloty	09/20/2006	624,112	635,949	11,837
	09/20/2006	663,872	624,112	(39,760)
	09/20/2006	770,848	784,614	13,766
	09/20/2006	801,902	770,848	(31,054)
	09/20/2006	888,930	904,231	15,301
	09/20/2006	924,596	888,930	(35,666)
	09/20/2006	888,930	904,231	15,301
	09/20/2006	923,914	888,930	(34,984)
	09/20/2006	2,046,476	2,046,855	379
	09/20/2006	2,104,105	2,046,476	(57,629)
Euro/Slovakian Koruna	09/20/2006	612,607	616,492	3,885
	09/20/2006	625,395	612,607	(12,788)
	09/20/2006	1,051,642	1,061,237	9,595
	09/20/2006	1,078,043	1,051,642	(26,401)
	09/20/2006	1,058,388	1,068,928	10,540
	09/20/2006	1,089,174	1,058,388	(30,786)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale)	Date	Current Value	Current Value	Gain/(Loss)

	09/20/2006	5,514,078	5,536,973	22,895
	09/20/2006	5,617,258	5,514,078	(103,180)
	09/20/2006	2,110,548	2,110,940	392
	09/20/2006	2,133,963	2,110,548	(23,415)
Hungarian Forint/Euro	09/20/2006	443,687	455,068	11,381
	09/20/2006	444,737	443,687	(1,050)
	09/20/2006	447,588	459,069	11,481
	09/20/2006	450,513	447,588	(2,925)
Polish Zloty/Euro	09/20/2006	85,657	86,651	994
	09/20/2006	86,204	85,657	(547)
	09/20/2006	296,100	310,743	14,643
	09/20/2006	299,915	296,100	(3,815)
	09/20/2006	2,740,958	2,766,884	25,926
	09/20/2006	2,757,725	2,740,958	(16,767)
	09/20/2006	3,074,651	3,135,116	60,465
	09/20/2006	3,121,752	3,074,651	(47,101)
Slovakian Koruna/Euro	09/20/2006	2,062,951	2,103,061	40,110
	09/20/2006	2,089,151	2,062,951	(26,200)

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)		$63,134,217	$62,841,107	$(293,110)

FUTURES CONTRACTS — At July 31, 2006 the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollar	70	September 2006	$9,826,146	$50,074
Eurodollar	37	September 2006	5,520,413	47,264
Eurodollar	(180)	September 2006	(23,956,619)	(4,598)
2 Year U.S. Treasury Notes	326	September 2006	66,330,813	154,703
5 Year U.S. Treasury Notes	(199)	September 2006	(20,739,531)	(126,016)
10 Year U.S. Treasury Notes	(338)	September 2006	(35,838,563)	(381,156)
10 Year Treasury	(84)	September 2006	(96,715,949)	185,355
Life Long Gilt	(19)	September 2006	(3,894,536)	(28,450)
U.S. Treasury Bonds	182	September 2006	19,707,188	362,250

			$(79,760,638)	$259,426

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

SWAP CONTRACTS — At July 31, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	EUR 31,510	08/19/2008	6 month EURO	3.70%	$30,113

Deutsche Bank AG	EUR 12,300	08/22/2008	6 month EURO	3.68%	18,193
Credit Suisse First Boston International (London)	EUR 26,060	08/22/2008	6 month EURO	3.67%	49,246
Credit Suisse First Boston International (London)	EUR 17,940	08/22/2008	6 month EURO	3.68%	26,968

Deutsche Bank AG	EUR 12,920	08/25/2008	6 month EURO	3.63%	37,915

Credit Suisse First Boston International (London)	GBP 19,460	09/22/2008	5.13%	6 month BP	38,428
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	USD 6,600	07/19/2010	4.40%	3 month LIBOR	(235,263)
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	USD 6,600	07/19/2010	4.40%	3 month LIBOR	(236,487)

Merrill Lynch International	CAD 10,200	07/19/2010	3 month CDOR	3.64%	284,188

Merrill Lynch International	CAD 10,300	07/19/2010	3 month CDOR	3.64%	285,308

Merrill Lynch Capital Markets Bank Ltd. (Dublin)	CAD 10,150	03/08/2011	4.40%	3 month CDOR	(36,282)

Merrill Lynch Capital Markets Bank Ltd. (Dublin)	USD 7,050	03/10/2011	3 month LIBOR	5.24%	(42,257)

Deutsche Bank AG	CAD 7,450	04/12/2011	4.59%	3 month CDOR	19,466
Credit Suisse First Boston International (London)	USD 4,350	04/18/2011	3 month LIBOR	5.37%	(47,843)

Deutsche Bank AG	CAD 1,260	07/25/2011	3 month CDOR	4.62%	(2,738)

UBS AG (London)	CAD 2,000	07/25/2011	3 month CDOR	4.67%	(8,232)

Deutsche Bank AG	NZD 2,700	07/27/2011	7.00%	3 month NZDOR	5,658

UBS AG (London)	NZD 4,300	07/28/2011	7.02%	3 month NZDOR	11,190

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	EUR 34,790	08/19/2011	4.00%	6 month EURO	$127,642

Deutsche Bank AG	EUR 13,600	08/22/2011	3.98%	6 month EURO	30,800

Credit Suisse First Boston International (London)	EUR 28,720	08/22/2011	3.95%	6 month EURO	19,532

Credit Suisse First Boston International (London)	EUR 19,780	08/22/2011	3.96%	6 month EURO	29,575

Deutsche Bank AG	EUR 14,260	08/25/2011	3.87%	6 month EURO	(51,605)

UBS AG (London)	USD 3,400	09/21/2011	5.46%	3 month LIBOR	5,134

UBS AG (London)	USD 3,150	09/21/2011	5.66%	3 month LIBOR	31,719

Citibank NA	JPY 1,680,000	09/21/2011	6 month JYOR	1.61%	15,097

Citibank NA	EUR 6,250	09/21/2011	4.03%	6 month EURO	27,039

Deutsche Bank AG	JPY 420,000	09/21/2011	6 month JYOR	1.61%	4,225

Deutsche Bank AG	EUR 1,600	09/21/2011	4.02%	6 month EURO	6,149

Deutsche Bank AG	JPY 450,000	09/21/2011	6 month JYOR	1.58%	9,966

Deutsche Bank AG	EUR 1,650	09/21/2011	4.07%	6 month EURO	11,216

Credit Suisse First Boston International (London)	EUR 8,950	09/21/2011	6 month EURO	4.05%	(48,636)
Credit Suisse First Boston International (London)	GBP 6,270	09/21/2011	5.15%	6 month BP	36,479
Credit Suisse First Boston International (London)	EUR 8,940	09/21/2011	6 month EURO	4.05%	(48,582)
Credit Suisse First Boston International (London)	GBP 6,270	09/21/2011	5.15%	6 month BP	36,479

Citibank NA	USD 10,000	09/21/2011	5.60%	3 month LIBOR	75,262

Merrill Lynch Capital Markets Bank Ltd. (Dublin)	GBP 8,600	04/06/2016	4.75%	6 month BP	(276,633)
Credit Suisse First Boston International (London)	GBP 6,601	05/04/2016	5.07%	6 month BP	94,345
Credit Suisse First Boston International (London)	GBP 2,381	05/05/2016	5.08%	6 month BP	38,309
Morgan Stanley Capital Services	SEK 213,000	06/13/2016	3 month SKOF	4.27%	(190,916)

Morgan Stanley Capital Services	EUR 23,000	06/13/2016	4.20%	6 month EURO	137,345

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Citibank NA	JPY 489,000	06/28/2016	6 month JYOR	2.10%	$598

Citibank NA	EUR 1,905	06/28/2016	4.28%	6 month EURO	26,339

Citibank NA	JPY 489,000	06/29/2016	6 month JYOR	2.12%	(6,478)

Citibank NA	EUR 1,905	06/29/2016	4.30%	6 month EURO	28,686

Morgan Stanley Capital Services	EUR 5,150	06/13/2016	4.29%	6 month EURO	71,640

Morgan Stanley Capital Services	SEK 47,000	06/13/2016	3 month SKOF	4.36%	(79,852)

Credit Suisse First Boston International (London)	GBP 4,730	09/21/2016	6 month BP	5.06%	(57,817)

UBS AG (London)	JPY 360,000	09/21/2016	6 month JYOR	2.02%	40,896

UBS AG (London)	JPY 355,000	09/21/2016	6 month JYOR	2.10%	17,336

Deutsche Bank AG	EUR 10,820	08/19/2021	6 month EURO	4.49%	(231,147)

Deutsche Bank AG	EUR 4,250	08/23/2021	6 month EURO	4.49%	(95,071)

Credit Suisse First Boston International (London)	EUR 8,950	08/23/2021	6 month EURO	4.44%	(136,284)
Credit Suisse First Boston International (London)	EUR 6,150	08/23/2021	6 month EURO	4.45%	(100,538)
Deutsche Bank AG	EUR 4,440	08/25/2021	6 month EURO	4.36%	(15,327)

Credit Suisse First Boston International (London)	GBP 2,750	12/06/2035	3 month BP	4.34%	166,207
Credit Suisse First Boston International (London)	EUR 4,200	12/10/2035	3.90%	3 month EURO	(375,853)
Credit Suisse First Boston International (London)	EUR 1,350	12/24/2035	3.84%	6 month EURO	(140,496)
Credit Suisse First Boston International (London)	GBP 950	12/24/2035	6 month BP	4.27%	78,290
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	GBP 4,600	08/07/2036	6 month BP	4.40%	203,781
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	GBP 1,530	04/10/2036	6 month BP	4.43%	89,671
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	GBP 1,520	04/10/2036	6 month BP	4.45%	4,155
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	EUR 2,180	04/14/2036	4.44%	6 month EURO	6,250
Merrill Lynch Capital Markets Bank Ltd. (Dublin)	EUR 2,170	04/14/2036	4.45%	6 month EURO	9,934

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Credit Suisse First Boston International (London)	GBP 1,276	05/05/2036	6 month BP	4.64%	$(38,954)
Credit Suisse First Boston International (London)	GBP 3,537	05/05/2036	6 month BP	4.61%	(76,172)
Credit Suisse First Boston International (London)	GBP 350	05/08/2036	6 month BP	4.62%	(7,914)
Credit Suisse First Boston International (London)	GBP 700	05/09/2036	6 month BP	4.64%	(21,644)
Credit Suisse First Boston International (London)	USD 540	05/12/2036	5.75%	3 month LIBOR	8,110
Credit Suisse First Boston International (London)	USD 1,085	05/12/2036	5.76%	3 month LIBOR	18,435
Deutsche Bank AG	GBP 1,300	05/19/2036	4.51%	6 month BP	(10,192)

Deutsche Bank AG	EUR 1,850	05/23/2036	6 month EURO	4.56%	(47,858)

Barclays Bank PLC	GBP 1,300	06/23/2036	6 month BP	4.61%	(26,941)

Barclays Bank PLC	USD 2,000	06/27/2036	5.84%	3 month LIBOR	54,696

Total					$(326,002)

CDOR — Canadian Dollar Offered Rate
LIBOR — London Interbank Offered Rate
BP — British Pound Offered Rate
EURO — Euro Offered Rate
JYOR — Japanese Yen Offered Rate
NZDOR — New Zealand Dollar Offered Rate
SKOF — Swedish Krona Offered Rate

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$707,293,250

Gross unrealized gain	4,064,836
Gross unrealized loss	(4,955,421)

Net unrealized security loss	$(890,585)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — 87.9%
Aerospace — 1.3%
Argo-Tech Corp. (B/B3)
	$4,000,000	9.250%	06/01/11	$4,130,000
BE Aerospace, Inc. (B+/B3)
	2,000,000	8.875	05/01/11	2,070,000
FastenTech, Inc. (B-/B3)
	1,250,000	11.500	05/01/11	1,268,750
K&F Acquisition, Inc. (B-/Caa1)
	7,500,000	7.750	11/15/14	7,331,250
Mecachrome International, Inc. (B-/Caa1)(a)
EUR	2,500,000	9.000	05/15/14	3,081,728
MTU Aero Engines (BB-/Ba3)
	1,800,000	8.250	04/01/14	2,552,246
Sequa Corp. (BB-/B1)
	$4,000,000	9.000	08/01/09	4,210,000
Standard Aero Holdings, Inc. (B-/Caa1)
	4,500,000	8.250	09/01/14	4,348,125
Vought Aircraft Industries, Inc. (B-/B3)
	2,500,000	8.000	07/15/11	2,262,500

				31,254,599

Agriculture — 0.4%
Land O’ Lakes, Inc. (B/B2)
	320,000	8.750	11/15/11	330,400
Land O’ Lakes, Inc. (BB/Ba3)
	1,500,000	9.000	12/15/10	1,573,125
Swift & Co. (B-/B3)
	3,000,000	10.125	10/01/09	3,082,500
Swift & Co. (CCC+/Caa1)
	5,000,000	12.500	01/01/10	5,125,000

				10,111,025

Automotive — 2.6%
FCE Bank PLC (BB-/Ba3)(b)
EUR	2,000,000	4.061	09/30/09	2,360,636
Ford Motor Co. (B+/B2)
	$5,000,000	7.450	07/16/31	3,700,000
	1,000,000	8.900	01/15/32	840,000
Ford Motor Credit Co. (B+/Ba3)
	1,500,000	9.750	09/15/10	1,492,880
	14,000,000	7.250	10/25/11	12,720,201
	3,000,000	7.000	10/01/13	2,635,726
General Motors Acceptance Corp. (BB/Ba1)
EUR	1,500,000	4.750	09/14/09	1,855,810
	$3,000,000	7.250	03/02/11	2,958,142
	17,500,000	6.875	09/15/11	16,994,103
	3,000,000	6.750	12/01/14	2,835,234
	7,000,000	8.000	11/01/31	6,860,000
General Motors Corp (B-/Caa1)
	1,000,000	8.800	03/01/21	845,000
General Motors Corp. (B-/Caa1)
EUR	2,000,000	7.250	07/03/13	2,235,450
	$3,750,000	8.375	07/15/33	3,084,375
General Motors Nova Scotia Finance Co. (B-/Caa1)
	750,000	6.850	10/15/08	699,375

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Automotive — (continued)
GMAC Canada Ltd. (BB/Ba1)
GBP	500,000	6.625%	12/17/10	$915,320

				63,032,252

Automotive — Distributor — 0.2%
Keystone Automotive Operations, Inc. (B-/Caa1)
	$4,000,000	9.750	11/01/13	3,810,000

Automotive Parts — 2.2%
Accuride Corp. (B-/B3)
	3,000,000	8.500	02/01/15	2,797,500
Advanced Accessory Systems (CCC-/Caa2)
	3,000,000	10.750	06/15/11	3,082,500
Affinia Group, Inc. (CCC+/Caa2)
	4,000,000	9.000	11/30/14	3,630,000
American Axle & Manufacturing Inc (BB/Ba3)
	2,000,000	5.250	02/11/14	1,655,000
Dana Credit Corp.(a)
	3,000,000	8.375	08/15/07	2,898,750
Delco Remy International, Inc. (CCC-/Ca)
	1,500,000	11.000	05/01/09	892,500
	1,000,000	9.375	04/15/12	572,500
Schefenacker AG (CCC/Caa1)
EUR	2,750,000	9.500	02/11/14	3,126,437
Tenneco Automotive, Inc. (B/B2)
	$2,000,000	10.250	07/15/13	2,185,000
Tenneco Automotive, Inc. (B/B3)
	3,250,000	8.625	11/15/14	3,217,500
The Goodyear Tire & Rubber Co. (B-/B3)
	4,000,000	11.250	03/01/11	4,375,000
	5,000,000	7.857	08/15/11	4,650,000
	3,000,000	9.000	07/01/15	2,880,000
TRW Automotive, Inc. (BB-/B1)
	3,250,000	11.000	02/15/13	3,542,500
EUR	2,838,000	11.750	02/15/13	4,141,862
TRW Automotive, Inc. (BB-/Ba3)
	$1,250,000	9.375	02/15/13	1,328,125
United Components, Inc. (B-/Caa1)
	5,500,000	9.375	06/15/13	5,410,625
Visteon Corp (B-/B3)
	2,750,000	8.250	08/01/10	2,523,125
	2,000,000	7.000	03/10/14	1,635,000

				54,543,924

Building Materials — Consumer — 0.4%
Collins & Aikman Floor Cover (B-/Caa1)
	1,750,000	9.750	02/15/10	1,710,625
Culligan Finance Corp. B.V. (B-/B3)
EUR	2,500,000	8.000	10/01/14	3,313,257
Heating Finance PLC (B-/B2)
GBP	1,750,000	7.875	03/31/14	3,048,342
Interface, Inc. (CCC/Caa1)
	$2,000,000	9.500	02/01/14	2,062,500
Werner Holdings Co., Inc. (D)(c)
	3,000,000	10.000	11/15/07	900,000

				11,034,724

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — Fixtures & Fittings — 3.3%
ACIH, Inc. (CCC+/Caa1)(a)(d)
	$6,250,000	11.500%	12/15/12	$4,921,875
Associated Materials, Inc. (CCC/Caa2)
	1,000,000	9.750	04/15/12	967,500
Associated Materials, Inc. (CCC/Caa3)(d)
	9,000,000	11.250	03/01/14	5,085,000
Compression Polymers Holdings Corp. (B-/B2)(a)
	500,000	10.500	07/01/13	512,500
Goodman Global Holdings Co., Inc. (B-/B3)
	12,000,000	7.875	12/15/12	11,160,000
Grohe Holdings (CCC+/Caa1)
EUR	16,500,000	8.625	10/01/14	20,234,020
Jacuzzi Brands, Inc. (B/B2)
	$3,000,000	9.625	07/01/10	3,165,000
Legrand S.A. (BB+/Baa3)
	5,050,000	8.500	02/15/25	5,687,562
Nortek, Inc. (CCC+/Caa1)
	14,500,000	8.500	09/01/14	13,485,000
NTK Holdings, Inc. (CCC+/Caa2)
	9,000,000	10.750	03/01/14	6,221,250
Panolam Industries International, Inc. (CCC+/Caa1)(a)
	4,625,000	10.750	10/01/13	4,486,250
PLY Gem Industries, Inc. (B-/B3)
	5,250,000	9.000	02/15/12	4,541,250

				80,467,207

Building Materials — Materials — 0.5%
Carmeuse Lime B.V. (BB-/Ba3)
EUR	5,625,000	10.750	07/15/12	7,975,768
RMCC Acquisition Co. (CCC+/Caa1)(a)
	$3,000,000	9.500	11/01/12	3,101,250
Texas Industries, Inc. (BB-/Ba3)
	500,000	7.250	07/15/13	500,000

				11,577,018

Capital Goods — Others — 1.7%
Altra Industrial Motion, Inc. (CCC+/B3)
	1,750,000	9.000	12/01/11	1,758,750
Briggs & Stratton Corp. (BBB-/Ba1)
	2,500,000	8.875	03/15/11	2,693,750
Coleman Cable, Inc. (B-/B3)
	750,000	9.875	10/01/12	716,250
General Cable Corp. (B/B2)
	2,500,000	9.500	11/15/10	2,675,000
Metaldyne Corp. (CCC+/Caa3)
	2,000,000	11.000	06/15/12	1,650,000
Mueller Group, Inc. (B/B3)
	2,600,000	10.000	05/01/12	2,808,000
Mueller Holdings, Inc. (B/Caa1)(d)
	5,938,000	14.750	04/15/14	5,002,765
RBS Global & Rexnord Corp. (CCC+/B3)(a)
	6,000,000	9.500	08/01/14	6,015,000

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Capital Goods — Others — (continued)
RBS Global & Rexnord Corp. (CCC+/Caa1)(a)
	$8,000,000	11.750%	08/01/16	$8,200,000
Sensata Technologies BV (B-/B2)(a)
	3,500,000	8.000	05/01/14	3,360,000
Sensata Technologies BV (B-/Caa1)(a)
EUR	2,125,000	9.000	05/01/16	2,673,758
Texon International PLC(c)
DEM	2,250,000	10.000	02/01/10	—
Thermadyne Holdings Corp.(c)
	$4,000,000	12.500	06/01/08	—
VAC Finanzierung GmbH (CCC+/B3)(a)
EUR	2,750,000	9.250	04/15/16	3,468,940

				41,022,213

Chemicals — 6.9%
Basell AF SCA (B-/B2)(a)
	1,500,000	8.375	08/15/15	1,949,632
BCP Crystal Holdings Corp. (B/B3)
	$650,000	9.625	06/15/14	700,375
BCP Crystal Holdings Corp. (B/Caa2)(d)
	650,000	10.000	10/01/14	511,875
BCP Crystal Holdings Corp. Series B (B/Caa2)(d)
	12,674,000	10.500	10/01/14	9,980,775
Compass Minerals International, Inc. (B-)(d)
	8,750,000	12.750	12/15/12	8,421,875
	7,750,000	12.000	06/01/13	7,110,625
Equistar Chemical/Funding (BB-/B1)
	3,000,000	10.625	05/01/11	3,217,500
Equistar Chemicals LP (BB-/B1)
	2,750,000	10.125	09/01/08	2,897,813
	2,000,000	7.550	02/15/26	1,875,000
Ethyl Corp. (BB-/B1)
	4,250,000	8.875	05/01/10	4,366,875
Ferro Corp. (B)
	3,250,000	9.125	01/01/09	3,294,688
	6,000,000	7.625	05/01/13	5,962,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B/B3)
	6,000,000	9.000	07/15/14	6,120,000
Huntsman ICI Chemicals (B/B3)
EUR	2,715,000	10.125	07/01/09	3,520,164
Huntsman ICI Holdings LLC (B/B2)
	$3,000,000	9.875	03/01/09	3,135,000
IMC Global, Inc. (BB/Ba3)
	4,500,000	10.875	08/01/13	5,006,250
Ineos Group Holdings PLC (B-/B2)
EUR	3,500,000	7.875	02/15/16	4,180,292
	1,000,000	7.875	02/15/16	1,194,369
	$10,000,000	8.500	02/15/16	9,362,500
Invista (B+/Ba3)(a)
	5,000,000	9.250	05/01/12	5,162,500
KRATON Polymers LLC/Capital Corp. (B-/B3)
	7,250,000	8.125	01/15/14	7,032,500
LBC Luxembourg (CCC+/Caa1)
EUR	3,250,000	11.000	05/15/14	4,774,283

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount.		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
Lucite International Finance PLC (B+/B3)
EUR	4,500,000	10.250%		05/15/10	$5,943,743
Lyondell Chemical Co. (BB-/Ba3)
	$884,000	9.500		12/15/08	906,100
	4,000,000	10.500		06/01/13	4,380,000
Nell AF SARL (B-/B2)
EUR	3,500,000	8.375	(a)	08/15/15	4,549,142
	$7,500,000	8.375		08/15/15	7,284,375
PQ Corp (B-/B3)
	6,000,000	7.500		02/15/13	5,760,000
Rhodia S.A. (B-/B3)
EUR	2,000,000	8.000		06/01/10	2,676,153
	$2,500,000	10.250		06/01/10	2,712,500
Rhodia S.A. (B-/Caa1)
	4,714,000	8.875		06/01/11	4,802,387
EUR	6,641,000	9.250		06/01/11	9,002,812
Rockwood Specialties Group, Inc. (B-/B3)
	10,500,000	7.625		11/15/14	13,647,425
Rockwood Specialties, Inc. (B-/B3)
	$3,645,000	10.625		05/15/11	3,918,375
SPCM SA (B/B3)(a)
EUR	2,750,000	8.250		06/15/13	3,600,672

					168,961,075

Conglomerates — 1.6%
Blount, Inc. (B/B2)
	$5,125,000	8.875		08/01/12	5,189,063
Bombardier, Inc. (BB/Ba2)(a)
	6,250,000	6.750		05/01/12	5,789,062
Invensys PLC (B-/B2)
	1,000,000	6.500		01/15/10	1,029,854
	3,000,000	6.500	(a)	01/15/10	3,071,250
	1,463,000	9.875	(a)	03/15/11	1,580,040
Noma Luxembourg S.A. (B-/B1)
EUR	2,000,000	9.750		07/15/11	2,896,505
Park-Ohio Industries, Inc. (CCC+/Caa1)
	$5,000,000	8.375		11/15/14	4,487,500
Polypore International, Inc. (CCC+/Ca)(d)
	3,250,000	10.500		10/01/12	2,185,625
Polypore, Inc. (CCC+/Caa2)
EUR	5,000,000	8.750		05/15/12	5,314,560
Trimas Corp. (CCC+/Caa1)
	$7,250,000	9.875		06/15/12	6,688,125

					38,231,584

Consumer Products — Household & Leisure — 3.2%
Affinion Group, Inc. (B-/B3)(a)
	4,750,000	10.125		10/15/13	4,868,750
Affinion Group, Inc. (B-/Caa1)(a)
	1,375,000	11.500		10/15/15	1,378,438
Ames True Temper (CCC-/Caa3)
	3,250,000	10.000		07/15/12	2,730,000
FTD Group, Inc. (B-/B3)
	2,194,000	7.750		02/15/14	2,114,468

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Household & Leisure — (continued)
Harry & David Holdings, Inc. (B-/B3)
	$2,750,000	9.000%	03/01/13	$2,488,750
Safilo Capital International S.A. (B/B2)
EUR	7,475,000	9.625	05/15/13	10,670,523
Sealy Mattress Co. (B/B2)
	$3,500,000	8.250	06/15/14	3,508,750
Simmons Bedding Co. (B-/Caa1)
	2,250,000	7.875	01/15/14	2,145,937
Simmons Bedding Co. (B-/Caa2)(d)
	3,750,000	10.000	12/15/14	2,545,312
Solo Cup Co. (CCC+/Caa1)
	8,750,000	8.500	02/15/14	7,568,750
Spectrum Brands, Inc. (CCC/Caa2)
	5,000,000	8.500	10/01/13	3,975,000
	13,500,000	7.375	02/01/15	10,158,750
True Temper Sports, Inc. (CCC+/Caa1)
	2,500,000	8.375	09/15/11	2,262,500
Vertrue, Inc. (B/B2)
	3,000,000	9.250	04/01/14	3,097,500
Visant Corp. (B-/B3)
	5,750,000	7.625	10/01/12	5,577,500
Visant Holding Corp. (B-/Caa2)(a)(d)
	9,000,000	8.750	12/01/13	8,617,500
Visant Holding Corp. (B-/Caa2)
	7,000,000	10.250	12/01/13	5,530,000

				79,238,428

Consumer Products — Industrial — 0.8%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(d)
	7,000,000	10.670	05/15/13	5,985,000
Johnsondiversey, Inc. (CCC+/Caa1)
EUR	3,500,000	9.625	05/15/12	4,560,319
	$3,000,000	9.625	05/15/12	2,985,000
Norcross Safety Products (B-/B3)
	4,250,000	9.875	08/15/11	4,409,375
Safety Products Holdings, Inc. Series B (B-/Caa1)(e)
	1,776,917	11.750	01/01/12	1,847,994

				19,787,688

Consumer Products — Non Durable — 0.9%
Del Laboratories, Inc. (CCC/Caa2)
	3,500,000	8.000	02/01/12	2,970,625
Jafra Cosmetics International, Inc. (B-/B3)
	1,303,000	10.750	05/15/11	1,403,983
Leiner Health Products, Inc. (CCC/Caa1)
	1,500,000	11.000	06/01/12	1,417,500
Playtex Products, Inc. (CCC+/Caa1)
	6,500,000	9.375	06/01/11	6,792,500
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.250	04/15/12	2,084,250
Reddy Ice Holdings, Inc. (B-/Caa1)(e)
	3,750,000	10.500	11/01/12	3,112,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Non Durable — (continued)
WH Holdings (BB-/B1)
	$3,600,000	9.500%	04/01/11	$3,965,848

				21,747,206

Defense — 1.0%
Alliant Techsystems, Inc. (B+/B2)
	1,625,000	6.750	04/01/16	1,568,125
Communications & Power Industries Inc (B-/B3)
	2,000,000	8.000	02/01/12	2,030,000
DRS Technologies, Inc. (B/B3)
	1,000,000	6.875	11/01/13	965,000
	2,250,000	7.625	02/01/18	2,258,438
Heckler Koch GMBH (B-/B1)
EUR	2,000,000	9.250	07/15/11	2,605,896
L-3 Communications Corp. (BB+/Ba3)
	$3,500,000	6.125	01/15/14	3,342,500
	3,000,000	5.875	01/15/15	2,805,000
	8,500,000	6.375	10/15/15	8,117,500

				23,692,459

Energy — Coal — 0.3%
Massey Energy Co. (B+/B1)
	4,000,000	6.875	12/15/13	3,690,000
Peabody Energy Corp. (BB-/Ba2)
	3,500,000	6.875	03/15/13	3,395,000

				7,085,000

Energy — Exploration & Production — 2.1%
Chesapeake Energy Corp. (BB/Ba2)
	4,500,000	6.375	06/15/15	4,230,000
	1,000,000	6.625	01/15/16	952,500
	7,500,000	6.875	01/15/16	7,181,250
	9,250,000	6.500	08/15/17	8,556,250
El Paso Production Holding Co. (B+/B1)
	6,000,000	7.750	06/01/13	6,097,500
Encore Acquisition Co. (B/B2)
	8,250,000	6.000	07/15/15	7,507,500
	2,250,000	7.250	12/01/17	2,154,375
KCS Energy, Inc. (B-/B3)
	2,375,000	7.125	04/01/12	2,268,125
Newfield Exploration Co. (BB-/Ba3)
	2,000,000	6.625	04/15/16	1,925,000
Pogo Producing Co. (B+/B2)
	1,250,000	7.875 (a)	05/01/13	1,265,625
	4,000,000	6.875	10/01/17	3,775,000
Range Resources Corp. (B/B2)
	3,000,000	6.375	03/15/15	2,842,500
Vintage Petroleum, Inc. (A-/A3)
	2,000,000	8.250	05/01/12	2,110,000

				50,865,625

Energy — Services — 0.2%
Aker Kvaerner ASA (Ba1/BB+)
EUR	2,750,000	8.375	06/15/11	3,846,571

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Entertainment & Leisure — 1.1%
AMC Entertainment, Inc. (B-/B2)
	$1,875,000	8.625%	08/15/12	$1,917,187
Festival Fun Parks LLC (B/B2)(a)
	2,250,000	10.875	04/15/14	2,233,125
HRP Myrtle Beach Operations LLC (B/B3)(a)(b)
	1,750,000	9.818	04/01/12	1,767,500
Six Flags, Inc. (CCC/Caa2)
	4,500,000	9.750	04/15/13	4,156,875
Universal City Development Partners (B-/B2)
	8,750,000	11.750	04/01/10	9,493,750
Warner Music Group (B-/B2)
	5,500,000	7.375	04/15/14	5,307,500
WMG Holdings Corp. (B-/B3)(d)
	4,550,000	9.500	12/15/14	3,298,750

				28,174,687

Environmental — 1.0%
Allied Waste North America, Inc. (BB-/B2)
	2,500,000	8.500	12/01/08	2,596,875
	2,000,000	6.500	11/15/10	1,957,500
	1,250,000	6.375	04/15/11	1,203,125
	2,250,000	7.875	04/15/13	2,266,875
	3,000,000	6.125	02/15/14	2,741,250
	6,500,000	7.250	03/15/15	6,296,875
	2,250,000	7.125	05/15/16	2,145,938
Waste Services (CCC/Caa2)
	3,500,000	9.500	04/15/14	3,578,750
WCA Waste Corp. (B-/B2)(a)
	1,625,000	9.250	06/15/14	1,657,500

				24,444,688

Finance — 0.2%
E*Trade Financial Corp. (B+/Ba2)
	4,000,000	7.375	09/15/13	4,025,000

Food — 1.7%
Barry Callebaut Services N.V. (BB-/B1)
EUR	3,000,000	9.250	03/15/10	4,124,406
Dean Foods Co. (BB-/Ba2)
	$3,000,000	7.000	06/01/16	2,902,500
Dole Food Co. (B/B3)
	3,000,000	8.625	05/01/09	2,846,250
	3,000,000	8.875	03/15/11	2,790,000
Eagle Family Foods (CCC-/Caa3)
	3,500,000	8.750	01/15/08	2,765,000
Michael Foods, Inc. (B-/B3)
	4,250,000	8.000	11/15/13	4,186,250
Pinnacle Foods Holding Corp. (B-/B3)
	9,000,000	8.250	12/01/13	8,842,500
United Biscuits Finance (CCC+/B3)
EUR	5,500,000	10.625	04/15/11	7,412,115
GBP	3,000,000	10.750	04/15/11	5,926,229

				41,795,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — 5.5%
Boyd Gaming Corp. (B+/B1)
	$2,000,000	8.750%	04/15/12	$2,097,500
	2,000,000	6.750	04/15/14	1,892,500
	1,000,000	7.125	02/01/16	947,500
Caesars Entertainment, Inc. (BBB-/Baa3)
	1,500,000	7.500	09/01/09	1,564,032
CCM Merger, Inc. (CCC+/B3)(a)
	2,000,000	8.000	08/01/13	1,915,000
Chukchansi Economic Development Authority (BB-/B2)(a)
	3,750,000	8.000	11/15/13	3,754,688
Circus & Eldorado (B/B2)
	3,500,000	10.125	03/01/12	3,696,875
Cirsa Finance Luxembourg SA (B+/B1)
EUR	5,000,000	8.750	05/15/14	6,634,497
Codere Finance Luxembourg SA (B/B2)
	6,500,000	8.250	06/15/15	8,624,847
French Lick Resorts & Casino LLC (B-/B3)(a)
	$3,000,000	10.750	04/15/14	2,880,000
Galaxy Entertainment Finance Co., Ltd. (B+/B1)(a)
	1,250,000	9.875	12/15/12	1,312,500
Greektown Holdings LLC (CCC+/B3)(a)
	2,750,000	10.750	12/01/13	2,894,375
Herbst Gaming, Inc. (B-/B3)
	2,000,000	8.125	06/01/12	2,042,500
Isle of Capri Casinos, Inc. (B/B2)
	1,000,000	9.000	03/15/12	1,040,000
	3,250,000	7.000	03/01/14	3,103,750
Kerzner International Ltd. (B/B2)
	3,500,000	6.750	10/01/15	3,688,125
Mandalay Resort Group (B+/Ba3)
	3,250,000	10.250	08/01/07	3,380,000
	2,000,000	9.375	02/15/10	2,115,000
MGM Mirage, Inc. (B+/Ba3)
	5,125,000	8.375	02/01/11	5,285,156
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.500	09/15/10	2,092,500
	2,000,000	6.750 (a)	04/01/13	1,920,000
	2,000,000	5.875	02/27/14	1,820,000
	18,375,000	6.625	07/15/15	17,272,500
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.250	08/01/17	2,984,375
Mohegan Tribal Gaming Authority (B+/Ba3)
	3,000,000	8.000	04/01/12	3,052,500
MTR Gaming Group, Inc. (B+/B2)
	3,000,000	9.750	04/01/10	3,165,000
Park Place Entertainment Corp. (BB+/Ba1)
	5,000,000	7.875	03/15/10	5,175,000
	2,500,000	8.125	05/15/11	2,625,000
Penn National Gaming, Inc. (B+/B1)
	2,000,000	6.750	03/01/15	1,875,000
Pinnacle Entertainment, Inc. (B-/Caa1)
	4,000,000	8.250	03/15/12	4,010,000
	1,500,000	8.750	10/01/13	1,582,500
Pokagon Gaming Authority (B/B3)(a)
	625,000	10.375	06/15/14	650,000

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Poster Financial Group, Inc. (B/B2)
	$2,000,000	8.750%	12/01/11	$2,065,000
River Rock Entertainment (B+/B2)
	2,000,000	9.750	11/01/11	2,070,000
San Pasqual Casino (B+/B2)(a)
	1,500,000	8.000	09/15/13	1,503,750
Station Casinos, Inc. (B+/B1)
	1,750,000	6.500	02/01/14	1,605,625
	9,000,000	6.875	03/01/16	8,325,000
Trump Entertainment Resorts, Inc. (B-/Caa1)
	2,375,000	8.500	06/01/15	2,268,125
Wynn Las Vegas LLC (B+/B2)
	10,000,000	6.625	12/01/14	9,462,500

				134,393,220

Health Care — Medical Products — 0.9%
CDRV Investors, Inc. (B-/Caa2)(d)
	16,250,000	9.625	01/01/15	11,415,625
Fisher Scientific International, Inc. (BB+/Ba2)
	2,250,000	6.125	07/01/15	2,151,563
VWR International, Inc. (B-/Caa1)
	8,500,000	8.000	04/15/14	8,330,000

				21,897,188

Health Care — Pharmaceutical — 1.7%
Angiotech Pharmaceuticals, Inc. (B/B2)(a)
	3,000,000	7.750	04/01/14	2,902,500
Athena Neurosciences Finance LLC (B/B3)
	1,500,000	7.250	02/21/08	1,490,625
Biovail Corp. (BB-/B2)
	3,000,000	7.875	04/01/10	3,030,000
Elan Finance PLC/Elan Finance Corp. (B/B3)
	3,125,000	7.750	11/15/11	2,996,094
Mylan Laboratories, Inc. (BBB-/Ba1)
	1,000,000	6.375	08/15/15	962,500
NYCO Holdings 2 APS (CCC+/B3)
EUR	9,000,000	11.500	03/31/13	13,177,980
Nycomed S.A.(e)
	8,182,515	11.750	09/15/13	11,131,749
Warner Chilcott Corp. (CCC+/Caa1)
	$6,000,000	8.750	02/01/15	5,970,000

				41,661,448

Health Care — Services — 2.8%
Accellent, Inc. (B-/Caa1)
	7,000,000	10.500	12/01/13	7,210,000
Alliance Imaging, Inc. (B-/B3)
	3,000,000	7.250	12/15/12	2,722,500
AmeriPath, Inc. (B-/B3)
	6,000,000	10.500	04/01/13	6,315,000
CRC Health Corp. (CCC+/Caa1)(a)
	2,125,000	10.750	02/01/16	2,156,875
DaVita, Inc. (B/B3)
	5,250,000	7.250	03/15/15	5,026,875

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount.	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
HCA, Inc. (BB+/Ba2)
$10,000,000	6.250%	02/15/13	$8,300,000
5,000,000	6.375	01/15/15	4,012,500
Omnicare, Inc. (BB+/Ba3)
2,000,000	6.875	12/15/15	1,915,000
Psychiatric Solutions, Inc. (B-/B3)
1,666,000	10.625	06/15/13	1,790,950
1,500,000	7.750	07/15/15	1,455,000
Select Medical Corp. (B-/B3)
4,250,000	7.625	02/01/15	3,601,875
Senior Housing Properties Trust (BB+/Ba2)
1,950,000	7.875	04/15/15	1,974,375
Tenet Healthcare Corp (B/B3)
1,500,000	9.875	07/01/14	1,436,250
Tenet Healthcare Corp. (B/B3)
9,250,000	7.375	02/01/13	8,070,625
1,000,000	9.250 (a)	02/01/15	925,000
U.S. Oncology, Inc. (B-/B1)
4,000,000	9.000	08/15/12	4,120,000
U.S. Oncology, Inc. (B-/B3)
750,000	10.750	08/15/14	813,750
Vanguard Health Holding Co. I (CCC+/Caa2)(d)
3,500,000	11.250	10/01/15	2,458,750
Vanguard Health Holding Co. II (CCC+/Caa1)
3,000,000	9.000	10/01/14	2,895,000
Ventas Realty LP (BB+/Ba2)
2,000,000	9.000	05/01/12	2,182,500

			69,382,825

Home Construction — 0.4%
K Hovnanian Enterprises, Inc. (BB/Ba1)
2,000,000	8.625	01/15/17	1,950,000
K. Hovnanian Enterprises, Inc. (BB/Ba1)
1,500,000	6.250	01/15/15	1,297,500
3,000,000	7.500	05/15/16	2,752,500
Kimball Hill, Inc. (B/B3)
1,500,000	10.500	12/15/12	1,361,250
Meritage Homes Corp. (BB-/Ba2)
4,000,000	6.250	03/15/15	3,285,000

			10,646,250

Lodging — 0.7%
Gaylord Entertainment Co. (B-/B3)
3,000,000	8.000	11/15/13	3,052,500
Host Marriott LP (BB/Ba2)
1,875,000	9.500	01/15/07	1,903,125
5,250,000	7.125	11/01/13	5,263,125
3,000,000	6.375	03/15/15	2,842,500
Starwood Hotels & Resorts Worldwide, Inc. (BBB-/BA1)
2,000,000	7.375	11/15/15	2,065,000
Starwood Hotels & Resorts Worldwide, Inc. (BBB-/Ba1)
1,500,000	7.875	05/01/12	1,582,500

			16,708,750

Principal	Interest		Maturity
Amount.	Rate		Date	Value
Corporate Bonds — (continued)
Machinery — 0.6%
Case New Holland, Inc. (BB/Ba3)
$3,000,000	7.125%		03/01/14	$2,925,000
Columbus Mckinnon Corp. (B/B2)
1,787,000	10.000		08/01/10	1,927,726
Douglas Dynamics LLC (B-/B3)(a)
500,000	7.750		01/15/12	472,500
Dresser, Inc. (CCC+/B3)
4,000,000	9.875		04/15/11	4,080,000
Dresser-Rand Group, Inc. (B-/B2)
2,885,000	7.375		11/01/14	2,769,600
Terex Corp. (B+/B2)
667,000	10.375		04/01/11	701,604
2,000,000	9.250		07/15/11	2,110,000

				14,986,430

Media — 0.7%
DIRECTV Holdings LLC (BB-/Ba2)
3,500,000	8.375		03/15/13	3,666,250
500,000	6.375		06/15/15	463,750
Echostar DBS Corp. (BB-/Ba3)
5,500,000	6.375		10/01/11	5,362,500
4,500,000	7.125	(a)	02/01/16	4,410,000
Lamar Media Corp. (B/Ba3)
2,500,000	7.250		01/01/13	2,462,500
500,000	7.250	(a)	01/01/13	417,500

				16,782,500

Media — Broadcasting & Radio — 0.7%
Clear Channel Communications, Inc. (BBB-/Baa3)
3,000,000	8.000		11/01/08	3,116,906
CMP Susquehanna Corp. (CCC/B3)(a)
4,500,000	9.875		05/15/14	4,117,500
Emmis Operating Co. (B-/B2)
5,000,000	6.875		05/15/12	4,937,500
LIN Television Corp. (B-/B1)
4,500,000	6.500		05/15/13	4,140,000
Radio One, Inc. (B/B2)
2,000,000	6.375		02/15/13	1,830,000

				18,141,906

Media — Cable — 3.7%
Adelphia Communications Corp.(c)
1,000,000	9.375		11/15/09	602,500
Adelphia Communications Corp.(c)
2,000,000	10.250		06/15/11	1,227,500
Atlantic Broadband Finance LLC (CCC+/Caa1)
3,250,000	9.375		01/15/14	3,120,000
Cablevision Systems Corp. (B+/B3)
7,000,000	8.000		04/15/12	6,938,750
CCH I Holdings LLC (CCC-/Ca)
3,250,000	9.920		04/01/14	2,080,000
5,500,000	11.750	(d)	05/15/14	3,712,500
CCH I LLC (CCC-/Caa3)
8,178,000	11.000		10/01/15	7,319,310

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
Century Communications Corp.(c)(f)
	$2,250,000	0.000%	01/15/08	$1,428,750
Charter Communications Holdings II (CCC-/Caa1)
	5,000,000	10.250	09/15/10	5,062,500
CSC Holdings, Inc. (B+/B2)
	8,250,000	8.125	07/15/09	8,435,625
	1,250,000	8.125	08/15/09	1,278,125
FrontierVision Holdings LP(c)
	2,000,000	11.000	10/15/06	2,860,000
	2,250,000	11.875	09/15/07	2,790,000
Kabel Deutschland GMBH (B-/B2)(a)
	1,000,000	10.625	07/01/14	1,067,500
Mediacom LLC (B/B3)
	3,000,000	9.500	01/15/13	3,037,500
NTL Cable PLC (B-/B2)
GBP	1,250,000	9.750	04/15/14	2,389,965
Ono Finance II (CCC+/B3)
EUR	2,375,000	8.000 (a)	05/16/14	2,798,704
	3,000,000	8.000	05/16/14	3,525,624
Ono Finance PLC (CCC+/B3)
	3,500,000	10.500	05/15/14	4,694,446
Tele Columbus AG & Co. (CCC+/B3)
	6,250,000	9.375	04/15/12	8,223,264
Telenet Communications N.V. (B-/B2)
	2,054,250	9.000	12/15/13	2,873,389
Telenet Group Holding N.V. (CCC+/Caa1)(a)(d)
	$11,121,000	11.500	06/15/14	9,327,739
UPC Holding BV (CCC+/B3)
EUR	4,500,000	7.750	01/15/14	5,449,709

				90,243,400

Metals — 1.3%
AK Steel Corp. (B+/B1)
	$1,000,000	7.875	02/15/09	992,500
	5,500,000	7.750	06/15/12	5,431,250
GrafTech International Ltd. (CCC+/B2)(g)
	1,500,000	1.625	01/15/11	1,079,172
Kloeckner Investment S.C.A. (B+/B2)
EUR	4,250,000	10.500	05/15/15	6,297,583
Novelis, Inc. (B/B1)(a)
	$9,000,000	7.250	02/15/15	8,550,000
UCAR Finance, Inc. (B-/B2)
	8,000,000	10.250	02/15/12	8,340,000

				30,690,505

Mining — 0.3%
OM Group, Inc. (B-/Caa1)
	6,000,000	9.250	12/15/11	6,240,000

Packaging — 3.1%
Consolidated Container Co. LLC (CCC/B3)(d)
	2,500,000	10.750	06/15/09	2,390,625
Consolidated Container Co. LLC (CCC/Caa2)
	3,000,000	10.125	07/15/09	2,820,000

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Constar International, Inc. (CCC/Caa3)
	$375,000	11.000%	12/01/12	$286,875
Covalence Specialty Materials Corp. (CCC+/B3)(a)
	6,000,000	10.250	03/01/16	5,805,000
Crown Americas LLC (B/B1)(a)
	7,500,000	7.750	11/15/15	7,462,500
Gerresheimer Holdings GMBH (B-/Caa1)
EUR	4,500,000	7.875	03/01/15	5,690,818
Graham Packaging Co., Inc. (CCC+/Caa2)
	$19,000,000	9.875	10/15/14	18,406,250
Graphic Packaging International, Inc. (B-/B3)
	10,750,000	9.500	08/15/13	10,723,125
Owens Brockway Glass Container (B/B2)
	2,500,000	8.250	05/15/13	2,515,625
	1,000,000	6.750	12/01/14	937,500
Owens Brockway Glass Container (BB-/B1)
	7,032,000	8.875	02/15/09	7,260,540
Pliant Corp.
	2,000,000	11.125	09/01/09	1,875,000
	369,000	13.000	07/15/10	169,740
Portola Packaging, Inc. (CCC/Caa1)
	1,500,000	8.250	02/01/12	1,282,500
Pregis Corp. (CCC+/Caa1)(a)
	5,750,000	12.375	10/15/13	5,994,375
Tekni-Plex, Inc. (C/Caa2)(a)
	2,000,000	8.750	11/15/13	1,862,500
Tekni-Plex, Inc. (CCC-/B3)(a)
	1,000,000	10.875	08/15/12	1,106,250

				76,589,223

Paper — 2.5%
Abitibi-Consolidated, Inc. (B+/B1)
	6,315,000	8.550	08/01/10	6,101,869
Ainsworth Lumber Co. Ltd. (B+/B2)
	4,000,000	7.250	10/01/12	3,100,000
	2,500,000	6.750	03/15/14	1,862,500
Boise Cascade LLC (B+/B2)
	2,750,000	7.125	10/15/14	2,433,750
Georgia-Pacific Corp. (B/B2)
	8,500,000	8.125	05/15/11	8,500,000
	1,000,000	9.500	12/01/11	1,050,000
	1,500,000	7.700	06/15/15	1,436,250
	2,750,000	7.750	11/15/29	2,509,375
Jefferson Smurfit Corp. (CCC+/B2)
	5,000,000	8.250	10/01/12	4,725,000
	1,000,000	7.500	06/01/13	905,000
JSG Funding PLC (B-/B3)
	5,375,000	9.625	10/01/12	5,569,844
EUR	4,125,000	10.125	10/01/12	5,717,164
JSG Funding PLC (B-/Caa1)
	1,000,000	7.750	04/01/15	1,168,821
	$2,000,000	7.750	04/01/15	1,817,500
JSG Holding PLC (B-/Caa2)(e)
EUR	3,949,042	11.500	10/01/15	5,120,175
NewPage Corp. (CCC+/B3)
	$3,500,000	10.000	05/01/12	3,631,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Paper — (continued)
Port Townsend Paper Corp. (CCC/Caa1)(a)
	$3,500,000	12.000%	04/15/11	$2,975,000
Verso Paper Holdings LLC (B+/B1)(a)
	3,500,000	9.125	08/01/14	3,491,250

				62,114,748

Printing(a) — 0.2%
SGS International, Inc. (B-/Caa1)
	4,750,000	12.000	12/15/13	4,773,750

Publishing — 3.9%
Advanstar Communications, Inc. (B/B3)
	5,000,000	10.750	08/15/10	5,375,000
Advanstar Communications, Inc. (CCC/Caa2)
	2,000,000	12.000	02/15/11	2,107,500
Advanstar, Inc.(d)
	2,500,000	15.000	10/15/11	2,612,500
American Media Operations, Inc. (CCC/Caa1)
	2,000,000	8.875	01/15/11	1,750,000
Dex Media East LLC (B/B1)
	3,087,000	12.125	11/15/12	3,472,875
Dex Media West LLC (B/B2)
	6,744,000	9.875	08/15/13	7,283,520
Dex Media, Inc. (B/B3)
	1,250,000	8.000	11/15/13	1,250,000
	12,750,000	9.000 (d)	11/15/13	10,582,500
Houghton Mifflin Co. (CCC+/B3)
	1,750,000	8.250	02/01/11	1,767,500
Houghton Mifflin Co. (CCC+/Caa1)
	$4,000,000	9.875	02/01/13	4,160,000
Houghton Mifflin Co. (CCC+/Caa2)(d)
	3,375,000	11.500	10/15/13	2,797,031
Lighthouse International Co. SA (B/B2)
EUR	10,750,000	8.000	04/30/14	14,676,131
Primedia, Inc. (B/B2)
	$4,000,000	8.875	05/15/11	3,830,000
	3,000,000	8.000	05/15/13	2,628,750
RH Donnelley Corp. (B/Caa1)
	3,000,000	6.875	01/15/13	2,730,000
	7,000,000	8.875	01/15/16	7,017,500
WDAC Subsidiary Corp. (CCC+/Caa1)
EUR	17,750,000	8.500	12/01/14	22,447,116
Ziff Davis Media, Inc. (CC)(e)
	$459,485	12.000	08/12/09	103,963

				96,591,886

Real Estate — 0.1%
CB Richard Ellis Services, Inc. (BB+/Ba1)
	650,000	9.750	05/15/10	695,500
Crescent Real Estate Equities Ltd. (B/B1)
	2,000,000	9.250	04/15/09	2,070,000

				2,765,500

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Restaurants — 0.5%
Domino’s, Inc. (B/B2)
	$4,011,000	8.250%	07/01/11	$4,151,385
Landry’s Restaurants, Inc. (B/B2)
	9,000,000	7.500	12/15/14	8,370,000

				12,521,385

Retailers — 0.9%
General Nutrition Center (CCC+/Caa1)
	5,500,000	8.500	12/01/10	5,280,000
Neiman-Marcus Group, Inc. (B-/B2)
	5,000,000	9.000	10/15/15	5,268,750
Neiman-Marcus Group, Inc. (B-/B3)
	5,500,000	10.375	10/15/15	5,836,875
Victoria Acquisition II BV(a)(e)
EUR	750,000	11.217	05/15/15	959,966
Victoria Acquisition III B.V. (B-/B2)
	3,625,000	7.875	10/01/14	5,093,634

				22,439,225

Retailers — Food & Drug — 1.3%
Ahold Lease USA, Inc. (BB+/Ba1)(d)
	$895,786	7.820	01/02/20	906,984
	2,000,000	8.620	01/02/25	2,040,000
Brake Bros. Finance PLC (B-/B3)
GBP	6,000,000	12.000	12/15/11	12,496,918
Ingles Markets, Inc. (B/B3)
	$4,000,000	8.875	12/01/11	4,185,000
Jean Coutu Group, Inc. (B-/B3)
	875,000	7.625	08/01/12	852,031
Jean Coutu Group, Inc. (B-/Caa2)
	4,000,000	8.500	08/01/14	3,725,000
Rite Aid Corp. (B+/B2)
	2,000,000	9.500	02/15/11	2,095,000
Spansion, Inc. (B/Caa1)(a)
	4,750,000	11.250	01/15/16	4,845,000

				31,145,933

Services Cyclical — Business Services — 0.4%
Cornell Co., Inc. (CCC+/B3)
	1,500,000	10.750	07/01/12	1,590,000
Corrections Corp. of America (BB-/Ba3)
	2,000,000	7.500	05/01/11	2,025,000
	500,000	6.750	01/31/14	486,250
Iron Mountain, Inc. (B/B3)
	4,000,000	8.625	04/01/13	4,070,000
Savcio Holdings Property Ltd. (B+/B2)(a)
EUR	2,000,000	8.000	02/15/13	2,656,992

				10,828,242

Services Cyclical — Consumer Services — 0.1%
Brickman Group Ltd. (B/B2)
	$2,000,000	11.750	12/15/09	2,145,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Services Cyclical — Consumer Services — (continued)
Service Corp. International (BB/Ba3)
	$1,000,000	7.700%	04/15/09	$1,015,000

				3,160,000

Services Cyclical — Distribution/Logistics — 2.1%
ACCO Brands Corp. (B/B2)
	7,000,000	7.625	08/15/15	6,440,000
Ray Acquisition SCA (CCC+/Caa1)
EUR	32,250,000	9.375	03/15/15	44,337,365

				50,777,365

Services Cyclical — Rental Equipment — 1.8%
Ahern Rentals, Inc. (B-/B3)
	$3,000,000	9.250	08/15/13	3,026,250
Ashtead Holdings PLC (B/B3)
GBP	1,625,000	12.000	05/01/14	3,695,721
Ashtead Holdings PLC (B/B3)(a)
	$1,000,000	8.625	08/01/15	993,750
H&E Equipment Services LLC (B+/B1)
	2,250,000	11.125	06/15/12	2,475,000
Hertz Corp. (B/B1)(a)
	10,000,000	8.875	01/01/14	10,450,000
Hertz Corp. (B/B3)(a)
	7,000,000	10.500	01/01/16	7,630,000
United Rentals North America, Inc. (B/Caa1)
	4,750,000	7.750	11/15/13	4,536,250
	5,000,000	7.000	02/15/14	4,612,500
Williams Scotsman, Inc. (B+/B3)
	5,500,000	8.500	10/01/15	5,500,000

				42,919,471

Technology — Hardware — 1.4%
Avago Technologies Finance (B/B3)(a)
	5,000,000	10.125	12/01/13	5,250,000
Lucent Technologies, Inc. (B/B1)
	4,000,000	5.500	11/15/08	3,895,000
	7,500,000	6.450	03/15/29	6,384,375
MagnaChip Semiconductor (B+/B1)
	1,500,000	6.875	12/15/11	1,230,000
MagnaChip Semiconductor (B-/B3)
	3,000,000	8.000	12/15/14	2,017,500
Nortel Networks Corp. (B-/B3)
	2,000,000	4.250	09/01/08	1,871,416
Nortel Networks Ltd. (B-/B3)(a)
	2,625,000	10.125	07/15/13	2,647,969
	1,000,000	10.750	07/15/16	1,025,000
Xerox Capital Trust I (B+/Ba3)
	2,250,000	8.000	02/01/27	2,283,750
Xerox Corp. (BB+/Ba2)
EUR	2,000,000	9.750	01/15/09	2,820,499
	$2,250,000	9.750	01/15/09	2,424,375
	2,000,000	7.625	06/15/13	2,037,500

				33,887,384

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Technology — Software/Services — 1.1%
Serena Software, Inc. (CCC+/Caa1)(a)
	$3,500,000	10.375%	03/15/16	$3,508,750
Sungard Data Systems, Inc. (B-/B3)
	11,500,000	9.125	08/15/13	11,744,375
Sungard Data Systems, Inc. (B-/Caa1)
	10,500,000	10.250	08/15/15	10,644,375
Worldspan LP/WS Financing Corp. (CCC+/B3)(b)
	1,750,000	11.420	02/15/11	1,719,375

				27,616,875

Telecommunications — 1.9%
Citizens Communications Co. (BB+/Ba3)
	7,125,000	9.250	05/15/11	7,766,250
Eircom Funding (B/B1)
EUR	2,000,000	8.250	08/15/13	2,810,281
Exodus Communications, Inc.(c)
	2,500,000	10.750	12/15/09	47,902
	$1,500,000	11.250	07/01/08	1
	2,000,000	11.625	07/15/10	2
Nordic Telephone Co. Holdings (B/B2)(a)
EUR	8,125,000	8.250	05/01/16	10,729,164
	$3,250,000	8.875	05/01/16	3,355,625
PSINet, Inc.(c)
	859,073	11.000	08/01/09	86
	3,225,361	10.000	02/15/05	323
	854,862	11.500	11/01/08	85
Qwest Capital Funding, Inc. (B/B3)
	750,000	7.000	08/03/09	740,625
	6,750,000	7.900	08/15/10	6,750,000
Qwest Communications International, Inc. (B/B2)
	2,000,000	7.500	02/15/14	1,960,000
Qwest Corp. (BB/Ba)
	4,000,000	8.875	03/15/12	4,290,000
	3,000,000	6.875	09/15/33	2,662,500
Windstream Corp. (BB-/Ba3)(a)
	4,625,000	8.625	08/01/16	4,810,000

				45,922,844

Telecommunications — Cellular — 4.1%
Alamosa Delaware, Inc. (A-/CAA1)
	1,500,000	8.500	01/31/12	1,595,340
Alamosa Delaware, Inc. (BBB+/Caa)
	1,787,000	11.000	07/31/10	1,961,606
American Cellular Corp. (CCC/B3)
	5,500,000	10.000	08/01/11	5,788,750
American Tower Corp. (BB-/B1)
	4,750,000	7.125	10/15/12	4,773,750
American Towers, Inc. (BB-/Ba)
	1,000,000	7.250	12/01/11	1,030,000
Cell C Ltd. (B+/B3)
EUR	2,000,000	8.625	07/01/12	2,414,287
Centennial Cellular Communications (CCC/B3)
	$1,500,000	10.125	06/15/13	1,584,375
Digicel Ltd. (B3)(a)
	2,250,000	9.250	09/01/12	2,334,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — Cellular — (continued)
Dobson Communications Corp. (CCC/Caa)
	$2,000,000	8.875%	10/01/13	$1,982,500
Hellas Telecommunications Finance (B-)(a)(e)
EUR	3,729,241	11.340	04/15/14	4,775,643
Hellas Telecommunications Finance (B-)(e)
	1,000,000	11.340	04/15/14	1,289,663
Hellas Telecommunications III (B-/B3)(a)
	7,125,000	8.500	10/15/13	9,784,087
Horizon PCS, Inc. (B-/B3)
	$1,125,000	11.375	07/15/12	1,261,406
Nextel Communications, Inc. (BBB+/Baa3)
	3,500,000	5.950	03/15/14	3,397,407
	15,000,000	7.375	08/01/15	15,419,424
Nextel Partners, Inc. (BBB+/Ba)
	4,000,000	8.125	07/01/11	4,190,000
Rogers Wireless Communications, Inc. (BB/Ba2)
	2,000,000	7.500	03/15/15	2,060,000
Rogers Wireless, Inc. (B+/Ba)
	5,000,000	8.000	12/15/12	5,168,750
Rural Cellular Corp. (CCC/Caa)
	1,500,000	9.750	01/15/10	1,507,500
	4,000,000	9.875	02/01/10	4,150,000
Triton PCS, Inc. (CCC-/Caa)
	1,000,000	8.500	06/01/13	930,000
Wind Acquisition Finance SA (B-/B2)
EUR	6,375,000	9.750	12/01/15	8,778,614
	$13,500,000	10.750	12/01/15	14,546,250

				100,723,727

Telecommunications — Satellites — 0.9%
Inmarsat Finance II PLC (B+/B1)(d)
	6,000,000	10.375	11/15/12	5,160,000
Inmarsat Finance PLC (B+/Ba)
	1,000,000	7.625	06/30/12	1,020,000
Intelsat Bermuda Ltd. (B/Caa1)(a)
	1,750,000	11.250	06/15/16	1,765,313
Intelsat Bermuda Ltd. (B+/B2)(a)
	2,250,000	9.250	06/15/16	2,295,000
Intelsat Ltd. (B/Caa)
	6,000,000	7.625	04/15/12	5,032,500
Intelsat Subsidiary Holding Co. Ltd. (B+/B2)
	4,000,000	8.250	01/15/13	3,940,000
PanAmSat Corp. (B/B2)
	4,000,000	9.000	08/15/14	4,050,000

				23,262,813

Textiles & Apparel — 0.7%
Oxford Industries, Inc. (B/B1)
	3,500,000	8.875	06/01/11	3,500,000
Propex Fabrics, Inc. (B-/B3)
	4,500,000	10.000	12/01/12	3,993,750
Quiksilver, Inc. (BB-/B1)
	6,250,000	6.875	04/15/15	5,781,250

Principal	Interest	Maturity
Amount.	Rate	Date	Value
Corporate Bonds — (continued)
Textiles & Apparel — (continued)
Russell Corp. (B/B2)
$2,000,000	9.250%	05/01/10	$2,082,500
Warnaco, Inc. (B+/B1)
2,000,000	8.875	06/15/13	2,055,000

			17,412,500

Tobacco — 0.2%
Alliance One International, Inc. (B-/B3)
5,000,000	11.000	05/15/12	4,862,500

Transportation — 0.1%
Stena AB (BB-/Ba3)
2,000,000	9.625	12/01/12	2,177,500
1,000,000	7.500	11/01/13	968,750

			3,146,250

Utilities — Distribution — 0.6%
AmeriGas Partners L.P. (B1)
2,000,000	7.250	05/20/15	1,940,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (B1)
3,000,000	7.125	05/20/16	2,850,000
Inergy LP/Inergy Finance Corp. (B/B1)
2,500,000	6.875	12/15/14	2,350,000
2,750,000	8.250	03/01/16	2,805,000
Suburban Propane Partners LP (B-/B1)
2,000,000	6.875	12/15/13	1,875,000
TransMontaigne, Inc. (B-/B3)
2,405,000	9.125	06/01/10	2,573,350

			14,393,350

Utilities — Electric — 3.5%
AES Corp. (B/B1)
5,250,000	9.500	06/01/09	5,538,750
5,250,000	9.375	09/15/10	5,604,375
Allegheny Energy Supply Co. LLC (BB-/Ba3)(a)
5,000,000	8.250	04/15/12	5,325,000
Calpine Canada Energy Finance (D/WR)(c)
3,750,000	8.500	05/01/08	2,428,125
Calpine Corp. (D)(a)(c)
1,250,000	8.500	07/15/10	1,190,625
3,000,000	8.750	07/15/13	2,857,500
1,750,000	9.875	12/01/11	1,662,500
Dynegy Holdings, Inc. (B-/B2)
3,000,000	8.750	02/15/12	3,071,250
2,250,000	8.375 (a)	05/01/16	2,216,250
1,500,000	7.125	05/15/18	1,320,000
Edison Mission Energy (B+/B1)(a)
1,000,000	7.500	06/15/13	986,250
Elwood Energy LLC (B+/Ba1)
2,463,750	8.159	07/05/26	2,683,975
Ipalco Enterprises, Inc. (BB-/Ba)
1,500,000	8.625	11/14/11	1,586,250
Midwest Generation LLC (B/Ba3)(g)
7,750,000	8.750	05/01/14	8,234,375
Midwest Generation LLC (B+/B1)
991,754	8.300	07/02/09	1,004,151

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount.		Rate		Date	Value
Corporate Bonds — (continued)
Utilities — Electric — (continued)
	$4,174,001	8.560%		01/02/16	$4,382,701
Mirant Mid-Atlantic LLC (BB/Ba2)
	2,236,320	9.125		06/30/17	2,507,473
Mirant North America LLC (B-/B2)(a)
	4,750,000	7.375		12/31/13	4,545,234
Mission Energy Holding Co. (B-/B2)
	4,500,000	13.500		07/15/08	5,028,750
NRG Energy, Inc. (B-/B1)
	3,250,000	7.250		02/01/14	3,180,938
	10,625,000	7.375		02/01/16	10,385,938
Orion Power Holdings, Inc. (B-/B3)
	1,500,000	12.000		05/01/10	1,713,750
Reliant Resources, Inc. (B/B2)
	3,000,000	9.250		07/15/10	3,067,500
	1,250,000	9.500		07/15/13	1,281,250
South Point Energy Center LLC (D)(a)(c)
	1,253,052	8.400		05/30/12	1,212,327
	2,942,190	9.825		05/30/19	2,853,924

					85,869,161

Utilities — Pipelines — 3.6%
El Paso Corp. (B/B2)
	2,000,000	7.625	(a)	09/01/08	2,045,000
EUR	7,000,000	7.125		05/06/09	9,254,765
	$4,250,000	7.750	(a)	06/15/10	4,340,312
	1,000,000	10.750	(a)	10/01/10	1,102,500
	2,000,000	7.875		06/15/12	2,055,000
	3,000,000	7.375		12/15/12	3,000,000
	8,000,000	7.800		08/01/31	7,910,000
	3,750,000	7.750		01/15/32	3,731,250
	2,000,000	7.420	(a)	02/15/37	1,880,000
El Paso Natural Gas Co. (B+/Ba)
	2,875,000	8.625		01/15/22	3,162,500
	2,375,000	7.500		11/15/26	2,363,125
El Paso Natural Gas Co. (B+/Ba2)
	4,250,000	8.375		06/15/32	4,643,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (B/B2)(a)
	1,250,000	8.500		07/15/16	1,243,750
Sonat, Inc. (B/B2)
	1,000,000	7.625		07/15/11	1,018,750
Southern Natural Gas Co. (B+/Ba2)
	3,000,000	8.875		03/15/10	3,150,000
	3,000,000	7.350		02/15/31	2,939,856
	3,000,000	8.000		03/01/32	3,138,750
Southern Star Central Corp. (BB+/Ba3)(a)
	1,000,000	6.750		03/01/16	962,500
Tennessee Gas Pipeline Co. (B+/Ba2)
	3,000,000	7.000		10/15/28	2,850,000
	3,750,000	8.375		06/15/32	4,085,329
	1,500,000	7.625		04/01/37	1,498,881
The Williams Cos., Inc. (BB-/Ba2)
	6,500,000	8.125		03/15/12	6,841,250
	3,000,000	7.625		07/15/19	3,041,250
	11,000,000	7.875		09/01/21	11,192,500

Principal		Interest	Maturity
Amount.		Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines — (continued)
	$1,000,000	7.500%	01/15/31	$965,000

				88,415,393

TOTAL CORPORATE BONDS				$2,152,662,170

Emerging Market Debt — 2.0%
Federal Republic of Brazil (BB/Ba3)
	$770,000	10.125%	05/15/27	$1,001,000
	5,140,000	8.250	01/20/34	5,710,540
	3,700,000	11.000	08/17/40	4,747,100
Republic of Argentina (B/B3)(b)
	14,000,000	4.889	08/03/12	12,982,666
Republic of Peru (BB/Ba3)
	2,500,000	9.125	02/21/12	2,812,500
EUR	2,000,000	7.500	10/14/14	2,851,924
	$700,000	8.375	05/03/16	777,000
	400,000	7.350	07/21/25	408,000
	1,580,000	8.750	11/21/33	1,824,900
Republic of Venezuela (BB-/B2)
	3,700,000	9.375	01/13/34	4,569,500
Russian Federation (BBB/Baa2)(d)
	9,800,000	5.000	03/31/30	10,663,380

TOTAL EMERGING MARKET DEBT				$48,348,510

Shares	Description	Value
Common Stocks* — 0.6%
38,750	American Tower Corp.	$1,309,750
2,731	APP China Group Ltd.	95,585
24,334	Axiohm Transaction Solutions, Inc.	243
3,157	Crunch Equity Holding, LLC	2,999,125
54,826	Dobson Communications Corp.	367,883
538	General Chemical Industrial Product, Inc.	149,860
45,251	Hayes Lemmerz International, Inc.	115,390
195,700	Huntsman Corp.	3,121,415
8,366	iPCS, Inc.	389,939
7,393	JSG Funding PLC	3,211
11,243	Mattress Discounters	—
96,747	NTL, Inc.	2,210,669
1,656	Nycomed	21
567,500	Parmalat SpA(a)	1,837,679
33,975	Polymer Group, Inc.	804,868
103,389	Viasystems Group, Inc.	930,501
3,044	WRC Media, Inc.(a)	61

TOTAL COMMON STOCKS		$14,336,200

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.4%
Dobson Communications Corp.(a)
3,876	6.000%	08/19/16	$652,943
Eagle-Picher Holdings, Inc.(d)*
200	11.750	03/01/08	—
GNC Corp.(e)(g)
2,750	12.000		3,300,000
HLI Operating Co., Inc.*
184	8.000		6,440
Lucent Technologies Capital Trust I(a)
1,000	7.750	03/15/17	1,009,060
Pliant Corp.*
2,796	13.000	10/02/06	1,349,014
Spanish Broadcasting Systems, Inc.(e)(g)
2,994	10.750	10/15/08	3,278,056
Ziff Davis Holdings, Inc.*
120	10.000	03/31/10	18,000

TOTAL PREFERRED STOCKS			$9,613,513

		Expiration
Units		Date	Value
Warrants* — 0.0%
Advanstar Holdings Corp.(a)
2,875		10/15/11	$29
ASAT Finance LLC(a)
2,000		11/01/06	260
Avecia Group PLC (Ordinary)(a)
40,000		07/01/10	400
Avecia Group PLC (Preferred)(a)
40,000		01/01/10	400
General Chemical Industrial Product, Inc. Series A
311		04/30/11	—
General Chemical Industrial Product, Inc. Series B
231		04/30/11	—
IWO Holdings, Inc.(a)
3,000		01/15/11	30
Knology, Inc.(a)
1,750		10/15/07	4,087
Mattress Discounters Holding Corp.(a)
750		07/15/07	8
MDP Acquisitions PLC(a)
2,500		10/01/13	49,687
Merrill Corp. Class A(a)
1,500		05/01/09	15
Ono Finance PLC(a)
5,000		05/31/09	351,285
1,250		05/31/09	68,750
Parmalat SpA(a)
650		12/31/15	1,455
Pliant Corp.(a)
7,000		06/01/10	70
Ziff Davis Holdings, Inc.
22,000		08/12/12	2,200

TOTAL WARRANTS			$478,676

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 90.9%
			$2,225,439,069

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(h) — 6.9%
Joint Repurchase Agreement Account II
$168,600,000	5.282%	08/01/06	$168,600,000
Maturity Value: $168,624,737

TOTAL INVESTMENTS — 97.8%			$2,394,039,069

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			54,633,356

NET ASSETS — 100.0%			$2,448,672,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

•The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

DEM	= German Mark
EUR	= Euro Currency
GBP	= British Pounds

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $334,659,245, which represents approximately 14.2% of net assets as of July 31, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c) Security is currently in default/non-income producing.

(d) These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.

(e) Pay-in-kind securities.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(h) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call pur toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign	Expiration	Value on		Unrealized
Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Euro	08/16/2006	$2,156,684	$2,158,315	$1,631
	08/16/2006	6,075,301	6,053,652	(21,649)
	08/16/2006	1,561,768	1,552,212	(9,556)
	08/16/2006	12,226,828	12,199,512	(27,316)
Great Britain Pound	08/16/2006	3,938,428	3,981,157	42,729

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$25,959,009	$25,944,848	$(14,161)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Euro	08/16/2006	$414,234,195	$407,810,915	$6,423,280
	08/16/2006	3,756,899	3,726,902	29,997
	08/16/2006	4,684,901	4,645,548	39,353
	08/16/2006	586,193	594,432	(8,239)
	08/16/2006	3,466,037	3,516,454	(50,417)
	08/16/2006	2,672,225	2,715,145	(42,920)
Great Britain Pound	08/16/2006	31,853,572	31,421,885	431,687
	08/16/2006	1,933,682	1,964,021	(30,339)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$463,187,704	$456,395,302	$6,792,402

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,379,355,161

Gross unrealized gain	99,560,159
Gross unrealized loss	(84,876,251)

Net unrealized security gain	$14,683,908

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

July 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Sovereign Debt Obligations — 85.4%
Argentina — 8.4%
Argentina Bonos (B)
	$200,000	7.000%		03/28/11	$194,000
Central Bank of Argentina
ARS	910,000	11.550		03/26/08	291,462
Central Bank of Argentina(a)
	511,712	2.000		02/04/18	229,332
Republic of Argentina
	2,294,033	5.830	(a)	12/31/33	686,574
EUR	645,640	2.260	(b)	12/31/38	320,618
Republic of Argentina (B)(a)
ARS	7,639,684	2.000		01/03/16	4,155,431
Republic of Argentina (B/B3)(a)
	$4,606,875	4.889		08/03/12	4,272,109
Republic of Argentina (D/Ca)(c)
DEM	270,000	11.750		11/13/26	49,817
	$1,500,000	9.750		09/19/27	450,000
	572,400	12.000		06/19/31	177,444
Republic of Argentina (D/WR)(c)
DEM	540,000	10.500		11/14/02	96,107
	225,000	7.000		03/18/04	42,616
EUR	400,000	9.000		05/24/05	150,094
Republic of Argentina (Ca)(c)
DEM	800,000	11.750		05/20/11	151,525

					11,267,129

Brazil — 5.0%
Federal Republic of Brazil (BB/Ba3)
	$2,500,000	8.000		01/15/18	2,707,500
	3,150,000	11.000		08/17/40	4,041,450

					6,748,950

Colombia — 2.8%
Republic of Colombia (BB/Ba2)
	1,960,000	7.375		01/27/17	1,999,200
	1,650,000	8.375		02/15/27	1,782,000

					3,781,200

Croatia(a) — 0.0%
Republic of Croatia (BBB/Baa3)
	28,636	6.356		07/31/10	24,825

Dominican Republic — 1.8%
Dominican Republic (B/B3)
	53,619	9.500		09/27/11	58,042
	1,464,285	9.040		01/23/18	1,620,912
	710,000	8.625	(d)	04/20/27	729,525

					2,408,479

Ecuador — 1.3%
Republic of Ecuador (Caa1)
	1,310,000	9.375		12/15/15	1,368,950
Republic of Ecuador (CCC+)(b)
	415,000	10.000		08/15/30	420,188

					1,789,138

El Salvador — 2.1%
Republic of El Salvador (BB+/Baa3)
	2,370,000	8.250		04/10/32	2,547,750

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Sovereign Debt Obligations — (continued)
El Salvador — (continued)
	$330,000	7.650%		06/15/35	$333,300

					2,881,050

Guatemala — 3.5%
Republic of Guatemala (BB/Ba2)
	1,730,000	10.250		11/08/11	2,006,800
	1,830,000	9.250		08/01/13	2,072,475
	535,000	8.125	(e)	10/06/19	583,150

					4,662,425

Indonesia — 1.1%
Republic of Indonesia (BB-/B1)
	1,330,000	6.875	(d)	03/09/17	1,323,350
	100,000	8.500		10/12/35	113,060

					1,436,410

Iraq(d) — 0.7%
Republic of Iraq
	1,400,000	5.800		01/15/28	934,500

Ivory Coast — 0.1%
Ivory Coast
	465,500	2.000		03/30/18	121,030

Jamaica — 0.5%
Government of Jamaica (B/B1)
	703,000	9.000		06/02/15	717,060

Lebanon(a) — 0.8%
Republic of Lebanon MTN (B-)
	1,050,000	8.567		11/30/09	1,011,938

Malaysia — 1.9%
Malaysia (A-/A3)
	2,400,000	7.500		07/15/11	2,586,743

Mexico — 7.3%
United Mexican States (Baa1)
MXN	72,300,000	8.000		12/19/13	6,520,244
United Mexican States (BBB/Baa1)
	$1,970,000	5.875		01/15/14	1,967,045
	1,060,000	8.300		08/15/31	1,274,650

					9,761,939

Nigeria(b) — 1.9%
Central Bank of Nigeria
	2,500,000	6.250		11/15/20	2,487,500

Panama — 2.7%
Republic of Panama (BB/Ba1)
	1,530,000	8.875		09/30/27	1,809,225
Republic of Panama (BB/Ba1)(e)
	1,470,000	9.375		04/01/29	1,804,425

					3,613,650

Peru — 5.0%
Republic of Peru (BB/Ba3)
	2,315,000	8.375		05/03/16	2,569,650
	2,630,700	5.000		03/07/17	2,578,086

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Peru — (continued)
	$830,000	7.350%		07/21/25	$846,600
	580,000	8.750		11/21/33	669,900

					6,664,236

Philippines — 5.6%
Republic of Philippines (BB-/B1)
	6,045,000	9.375	(e)	01/18/12	6,928,779
	510,000	10.625		03/16/25	653,437

					7,582,216

Poland — 2.1%
Republic of Poland (A-/A2)
PLN	8,480,000	6.000		05/24/09	2,805,340

Russia — 12.8%
Ministry Finance of Russia (BBB/Baa2)
	4,200,000	3.000		05/14/08	3,990,000
Russian Federation (BBB/Baa2)(b)
	12,175,000	5.000		03/31/30	13,247,617

					17,237,617

Serbia(b) — 0.7%
Republic of Serbia (BB-)
	1,090,000	3.750		11/01/24	942,850

Turkey — 7.3%
Republic of Turkey (BB-/Ba3)
	2,940,000	11.750		06/15/10	3,403,050
	3,400,000	9.500		01/15/14	3,812,250
	2,630,000	8.000		02/14/34	2,669,450

					9,884,750

Ukraine — 0.9%
Ukraine Government (BB-/B1)
	780,000	8.231	(a)	08/05/09	820,950
	390,000	7.650		06/11/13	401,700

					1,222,650

Uruguay — 3.3%
Republic of Uruguay (B/B3)
	2,840,000	9.250		05/17/17	3,180,800
	1,290,000	8.000		11/18/22	1,293,225

					4,474,025

Venezuela — 5.4%
Republic of Venezuela (BB-/B2)
	1,890,000	10.750		09/19/13	2,292,570
	4,620,000	5.750		02/26/16	4,227,300
	900,000	6.000		12/09/20	811,350

					7,331,220

Vietnam — 0.4%
Socialist Republic of Vietnam (BB-/Ba3)
	430,000	6.875	(d)	01/15/16	438,600
	50,000	6.875		01/15/16	51,000

					489,600

TOTAL SOVEREIGN DEBT OBLIGATIONS					$114,868,470

Principal	Interest	Maturity
Amount*	Rate	Date	Value
U.S. Treasury Obligation — 1.3%
United States Treasury Notes
$1,840,000	4.500%	02/15/16	$1,772,293

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Debt Obligations — 6.8%
Brazil — 4.3%
Brazil Inflation Linked Credit Linked Note
BRL	4,265,000	6.000%	05/15/09	$2,057,806
	2,940,000	6.000	05/15/45	1,040,900
	$3,200,000	6.000	05/17/45	2,649,814

				5,748,520

Russia — 0.3%
VNESHTORGBANK (BBB/A1)
RUB	12,000,000	7.000	04/13/09	447,649

Trinidad And Tobago(d) — 0.6%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	880,000	6.050	01/15/36	803,703

Ukraine — 0.7%
Nak Naftogaz Ukrainy (Ba2)
	1,000,000	8.125	09/30/09	956,250

Venezuela(d) — 0.9%
Petrozuata Finance, Inc. (B+/B1)
	1,173,520	7.630	04/01/09	1,172,053

TOTAL CORPORATE DEBT OBLIGATIONS				$9,128,175

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds(d) — 2.3%
Diversified Financials(f) — 1.4%
Citigroup Funding, Inc.
$1,930,000	0.000%	11/02/06	$1,927,510

Industrial — 0.5%
Southern Copper Corp. (BBB-/Baa2)
650,000	7.500	07/27/35	641,808

Regional Banks — 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank (A3)
540,000	7.175	05/16/13	547,425

TOTAL CORPORATE BONDS
			$3,116,743

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 95.8%
			$128,885,681

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Repurchase Agreement(g) — 3.0%
United States — 3.0%
Joint Repurchase Agreement Account II
$4,100,000	5.282%	08/01/06	$4,100,000
Maturity Value: $4,100,602

TOTAL INVESTMENTS — 98.8%			$132,985,681

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			$1,596,704

NET ASSETS — 100.0%			$134,582,385

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below

Currency Description

ARS BRL CLP DEM EUR MXN PLN RUB	= Argentine Peso = Brazilian Real = Chilean Peso = German Mark = Euro Currency = Mexican Peso = Polish Zloty = Russian Ruble

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(b) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2006.

(c) Security is currently in default.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,590,949, which represents approximately 7.9% of net assets as of July 31, 2006.

(e) Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Joint repurchase agreement was entered into on July 31, 2006. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com/funds.

Investment Abbreviation: MTN — Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

July 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2006, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Brazilian Real	08/11/2006	$1,074,537	$1,040,335	$34,202
Euro	08/30/2006	721,288	731,903	(10,615)
Mexican Peso	10/12/2006	6,076,815	6,080,958	(4,143)
Polish Zloty	09/13/2006	2,738,529	2,782,153	(43,624)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$10,611,169	$10,635,349	$(24,180)

SWAP CONTRACTS — At July 31, 2006 the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Salomon Smith Barney	MXN 86,000	03/10/2008	7.98%	Mexican Interbank Equilibrium	$13,533
Salomon Smith Barney	BRL 12,000	07/01/2008	14.66%	Brazilian Interbank Lending Rate	(23,838)
Salomon Smith Barney	MXN 22,000	07/16/2008	8.22%	Mexican Interbank Equilibrium	6,005
Salomon Smith Barney	CLP 758,000	02/10/2011	3.32%	Brazilian Interbank Lending Rate	(11,500)

TOTAL					$(15,800)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate
	Swap	Amount	Received by	Termination	Unrealized
Referenced Obligation	Counterparty	(000s)	the Fund	Date	Gain

Protection Sold:
Indonesia Government International 8.500%, 10/12/2035	J.P Morgan Securities, Inc.	$1,800	2.80%	09/20/2016	$29,843

TAX INFORMATION — At July 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$132,768,959

Gross unrealized gain	2,206,380
Gross unrealized loss	(1,989,658)

Net unrealized security gain	$216,722

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last sales price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2006, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker, or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At July 31, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

High Yield	$168,600,000

Emerging Markets Debt	4,100,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,000,000,000	5.28%	08/01/2006	$3,000,440,000

Barclays Capital PLC	2,500,000,000	5.29	08/01/2006	2,500,367,361

Bear Stearns & Co.	300,000,000	5.28	08/01/2006	300,044,000

Credit Suisse First Bank LLC	500,000,000	5.28	08/01/2006	500,073,333

Deutsche Bank Securities, Inc.	1,950,400,000	5.28	08/01/2006	1,950,686,059

Greenwich Capital Markets	300,000,000	5.29	08/01/2006	300,044,083

J.P. Morgan Securities, Inc.	400,000,000	5.28	08/01/2006	400,058,667

Morgan Stanley & Co.	1,700,000,000	5.28	08/01/2006	1,700,249,333

UBS Securities LLC	1,300,000,000	5.28	08/01/2006	1,300,190,667

Wachovia Capital Markets	250,000,000	5.28	08/01/2006	250,036,667

TOTAL	$12,200,400,000			$12,202,190,170

At July 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bonds, 5.38%, due 11/13/2008; Federal Home Loan Bank, 0.00% to 6.00%, due 09/08/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 11.25%, due 08/04/2006 to 07/01/2036; and Federal National Mortgage Association, 0.00% to 11.50%, due 09/18/2006 to 07/1/2036. The aggregate market value of the collateral, including accrued interest, was $12,640,779,549.

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     The Funds may enter into credit default swaps. The Funds may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.

     The Funds may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).

     During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts.

     Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.